UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3320

Colchester Street Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2004

Item 1. Reports to Stockholders

Fidelity ®

Institutional

Money Market

Funds

Annual Report

March 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Fidelity Institutional Money Market Funds
Schedules of Investments & Financial Statements
Treasury Only Portfolio	<Click Here>
Treasury Portfolio	<Click Here>
Government Portfolio	<Click Here>
Prime Money Market Portfolio (formerly Domestic Portfolio)	<Click Here>
Money Market Portfolio	<Click Here>
Tax-Exempt Portfolio	<Click Here>
Notes to Financial Statements	<Click Here>
Auditors' Opinion	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

Fund Goals:
Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, and Money Market Portfolio seek to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

Tax-Exempt Portfolio seeks to obtain as high a level of interest income exempt from federal income tax as is consistent with liquidity and stability of principal.

For a free copy of the funds' proxy voting guidelines call 1-877-208-0098 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by
Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(automated graphic)   This report is printed on recycled paper using soy-based inks.

Investments in the funds are neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the funds will maintain a stable $1.00 share price.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call the appropriate number listed below. Read the prospectus carefully before you invest or send money.
Retirement Plan Level Accounts
Corporate Clients 1-800-962-1375
"Not For Profit" Clients 1-800-343-0860
Financial and Other Institutions
Nationwide 1-800-843-3001

Annual Report

Treasury Only Portfolio

Investments March 31, 2004

Showing Percentage of Net Assets

U.S. Treasury Obligations - 103.1%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Treasury Bills - 48.3%
4/1/04	0.91%	$ 1,856	$ 1,856
4/1/04	0.92	67,704	67,704
4/1/04	0.97	36,856	36,856
4/8/04	0.97	51,750	51,740
4/15/04	0.93	6,006	6,004
4/15/04	0.96	52,802	52,782
4/15/04	0.97	25,900	25,890
5/13/04	1.05	50,000	49,939
5/13/04	1.06	25,000	24,969
6/17/04	0.94	115,000	114,769
6/17/04	0.95	50,000	49,899
6/24/04	0.94	40,500	40,412
7/1/04	0.95	48,000	47,885
8/26/04	1.01	25,000	24,898
			595,603
U.S. Treasury Bond - principal STRIPS - 0.8%
11/15/04	1.30	10,000	9,919
U.S. Treasury Bonds - 11.4%
5/15/04	0.96	10,000	10,137
5/15/04	0.99	129,000	130,255
			140,392
U.S. Treasury Notes - 42.6%
5/31/04	0.93	60,000	60,224
5/31/04	0.94	36,000	36,133
5/31/04	0.96	25,000	25,092
5/31/04	0.97	18,000	18,066
5/31/04	1.02	15,000	15,054
5/31/04	1.04	25,000	25,088
5/31/04	1.10	10,000	10,035
6/30/04	0.95	50,000	50,235
6/30/04	1.05	10,000	10,044
7/31/04	0.97	10,000	10,042
7/31/04	1.26	16,000	16,050
8/15/04	1.18	10,000	10,176
8/15/04	1.19	9,735	9,906
8/31/04	1.25	7,600	7,626
8/31/04	1.28	10,000	10,033
8/31/04	1.29	25,000	25,082
9/30/04	1.28	5,000	5,014
10/31/04	1.02	15,000	15,093
10/31/04	1.15	15,000	15,081
10/31/04	1.21	15,000	15,076
10/31/04	1.25	9,725	9,772
11/15/04	1.08	15,000	15,441
11/15/04	1.12	15,000	15,621
11/15/04	1.13	15,000	15,620
11/15/04	1.16	20,000	20,577
11/15/04	1.32	5,000	5,138
11/15/04	1.36	13,000	13,470

Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
11/30/04	1.24%	$ 20,000	$ 20,097
11/30/04	1.41	20,000	20,074
			524,960
TOTAL INVESTMENT PORTFOLIO - 103.1%	1,270,874
NET OTHER ASSETS - (3.1)%	(37,999)
NET ASSETS - 100%	$ 1,232,875
Total Cost for Income Tax Purposes $ 1,270,874
Income Tax Information
At March 31, 2004, the fund had a capital loss carryforward of approximately $189,000 of which $47,000 and $142,000 will expire on March 31, 2011 and 2012, respectively.

A total of 100% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax (unaudited). The fund will notify shareholders in January 2005 of amounts for use in preparing 2004 income tax returns.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Treasury Only Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	March 31, 2004

Assets
Investment in securities, at value - See accompanying schedule		$ 1,270,874
Interest receivable		10,662
Prepaid expenses		6
Receivable from investment adviser for expense reductions		37
Receivable from investment adviser for reimbursement		7
Total assets		1,281,586

Liabilities
Payable for investments purchased	$ 47,885
Distributions payable	491
Accrued management fee	220
Distribution fees payable	48
Other affiliated payables	35
Other payables and accrued expenses	32
Total liabilities		48,711

Net Assets		$ 1,232,875
Net Assets consist of:
Paid in capital		$ 1,233,067
Accumulated net realized gain (loss) on investments		(192)
Net Assets		$ 1,232,875

Calculation of Maximum Offering Price Class I: Net Asset Value, offering price and redemption price per share ($981,718 ÷ 981,425 shares)		$ 1.00

Class II: Net Asset Value, offering price and redemption price per share ($119,191 ÷ 119,169 shares)		$ 1.00

Class III: Net Asset Value, offering price and redemption price per share ($125,876 ÷ 125,822 shares)		$ 1.00

Select Class: Net Asset Value, offering price and redemption price per share ($6,090 ÷ 6,091 shares)		$ 1.00

Statement of Operations

Amounts in thousands	Year ended March 31, 2004

Investment Income
Interest		$ 15,378

Expenses
Management fee	$ 2,823
Transfer agent fees	237
Distribution fees	574
Accounting fees and expenses	150
Non-interested trustees' compensation	8
Custodian fees and expenses	24
Registration fees	57
Audit	34
Legal	4
Miscellaneous	8
Total expenses before reductions	3,919
Expense reductions	(519)	3,400
Net investment income		11,978
Net realized gain (loss) on:
Investment securities	(92)
Investments not meeting investment restrictions	(7)
Payments from investment adviser for losses on investments not meeting investment restrictions	7
Total net realized gain (loss)		(92)
Net increase in net assets resulting from operations		$ 11,886

Annual Report

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended March 31, 2004	Year ended March 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 11,978	$ 23,138
Net realized gain (loss)	(92)	(52)
Net increase (decrease) in net assets resulting from operations	11,886	23,086
Distributions to shareholders from net investment income	(11,978)	(23,138)
Share transactions - net increase (decrease)	(316,534)	(70,296)
Total increase (decrease) in net assets	(316,626)	(70,348)

Net Assets
Beginning of period	1,549,501	1,619,849
End of period	$ 1,232,875	$ 1,549,501

Financial Highlights - Class I

Years ended March 31,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.009	.015	.031	.059	.049
Distributions from net investment income	(.009)	(.015)	(.031)	(.059)	(.049)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	.89%	1.50%	3.14%	6.03%	4.98%
Ratios to Average Net AssetsB
Expenses before expense reductions	.24%	.24%	.24%	.25%	.25%
Expenses net of voluntary waivers, if any	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%	.20%	.20%	.20%	.20%
Net investment income	.89%	1.48%	3.00%	5.87%	4.90%
Supplemental Data
Net assets, end of period (in millions)	$ 982	$ 1,175	$ 1,199	$ 1,054	$ 1,133

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class II

Years ended March 31,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.007	.013	.029	.057	.047
Distributions from net investment income	(.007)	(.013)	(.029)	(.057)	(.047)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	.74%	1.34%	2.98%	5.88%	4.83%
Ratios to Average Net AssetsB
Expenses before expense reductions	.39%	.39%	.39%	.40%	.40%
Expenses net of voluntary waivers, if any	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35%	.35%	.35%	.35%	.35%
Net investment income	.74%	1.33%	2.82%	5.72%	4.73%
Supplemental Data
Net assets, end of period (in millions)	$ 119	$ 225	$ 187	$ 120	$ 52

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class III

Years ended March 31,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.006	.012	.028	.056	.046
Distributions from net investment income	(.006)	(.012)	(.028)	(.056)	(.046)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	.64%	1.25%	2.88%	5.77%	4.72%
Ratios to Average Net AssetsB
Expenses before expense reductions	.49%	.49%	.49%	.50%	.50%
Expenses net of voluntary waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income	.64%	1.23%	2.72%	5.62%	4.70%
Supplemental Data
Net assets, end of period (in millions)	$ 126	$ 134	$ 234	$ 180	$ 161

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Select Class

Years ended March 31,	2004	2003	2002D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.008	.014	.004
Distributions from net investment income	(.008)	(.014)	(.004)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00
Total ReturnB,C	.84%	1.45%	.36%
Ratios to Average Net AssetsE
Expenses before expense reductions	.28%	.29%	.28%A
Expenses net of voluntary waivers, if any	.25%	.25%	.25%A
Expenses net of all reductions	.25%	.25%	.25%A
Net investment income	.84%	1.43%	1.78%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,090	$ 14,598	$ 100

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period January 17, 2002 (commencement of sale of shares) to March 31, 2002.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Treasury Portfolio

Investments March 31, 2004

Showing Percentage of Net Assets

U.S. Treasury Obligations - 29.3%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Treasury Bills - 7.3%
5/13/04	1.05%	$ 100,000	$ 99,879
5/13/04	1.06	200,000	199,755
8/26/04	1.01	165,000	164,326
9/2/04	1.01	200,000	199,144
			663,104
U.S. Treasury Bonds - 2.8%
5/15/04	0.99	171,000	172,662
11/15/04	1.01	76,000	80,952
			253,614
U.S. Treasury Notes - 19.2%
5/31/04	1.10	60,000	60,207
6/30/04	1.05	55,000	55,242
6/30/04	1.13	48,220	48,423
8/15/04	1.00	40,000	40,922
8/15/04	1.18	10,000	10,176
8/31/04	1.22	100,000	100,355
8/31/04	1.25	58,900	59,104
8/31/04	1.28	50,000	50,166
8/31/04	1.29	50,000	50,165
8/31/04	1.30	85,000	85,275
9/30/04	1.28	35,000	35,098
10/31/04	1.02	95,000	95,586
10/31/04	1.15	85,000	85,460
10/31/04	1.21	85,000	85,431
10/31/04	1.25	56,115	56,383
11/15/04	1.07	100,000	104,174
11/15/04	1.08	25,000	25,735
11/15/04	1.12	85,000	88,520
11/15/04	1.15	75,000	78,089
11/15/04	1.16	105,000	108,029
11/15/04	1.32	29,000	29,800
11/15/04	1.36	91,000	94,262
11/30/04	1.24	85,000	85,412
11/30/04	1.27	100,000	100,459
11/30/04	1.41	100,000	100,369
			1,732,842
TOTAL U.S. TREASURY OBLIGATIONS			2,649,560
Repurchase Agreements - 70.4%
	Maturity Amount (000s)	Value (Note 1) (000s)
In a joint trading account (Collateralized by U.S. Treasury Obligations) dated 3/31/04 due 4/1/04 At:
0.98%	$ 686,761	$ 686,742
1.02%	5,671,072	5,670,912
TOTAL REPURCHASE AGREEMENTS		6,357,654
TOTAL INVESTMENT PORTFOLIO - 99.7%	9,007,214
NET OTHER ASSETS - 0.3%	24,369
NET ASSETS - 100%	$ 9,031,583
Total Cost for Income Tax Purposes $ 9,007,214
Income Tax Information
At March 31, 2004, the fund had a capital loss carryforward of approximately $223,000 of which $32,000 and $191,000 will expire on March 31, 2010 and 2011, respectively.

A total of 34.38% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax (unaudited). The fund will notify shareholders in January 2005 of amounts for use in preparing 2004 income tax returns.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Treasury Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	March 31, 2004

Assets
Investment in securities, at value (including repurchase agreements of $6,357,654) - See accompanying schedule		$ 9,007,214
Receivable for fund shares sold		20
Interest receivable		30,518
Prepaid expenses		40
Receivable from investment adviser for expense reductions		163
Total assets		9,037,955

Liabilities
Distributions payable	$ 3,851
Accrued management fee	1,458
Distribution fees payable	805
Other affiliated payables	216
Other payables and accrued expenses	42
Total liabilities		6,372

Net Assets		$ 9,031,583
Net Assets consist of:
Paid in capital		$ 9,031,806
Accumulated net realized gain (loss) on investments		(223)
Net Assets		$ 9,031,583
Calculation of Maximum Offering Price

Class I: Net Asset Value, offering price and redemption price per share ($4,567,353 ÷ 4,566,766 shares)		$ 1.00

Class II: Net Asset Value, offering price and redemption price per share ($231,306 ÷ 231,206 shares)		$ 1.00

Class III: Net Asset Value, offering price and redemption price per share ($4,131,503 ÷ 4,131,896 shares)		$ 1.00

Select Class: Net Asset Value, offering price and redemption price per share ($101,421 ÷ 101,422 shares)		$ 1.00

Statement of Operations

Amounts in thousands	Year ended March 31, 2004

Investment Income
Interest		$ 99,500

Expenses
Management fee	$ 18,028
Transfer agent fees	1,398
Distribution fees	10,123
Accounting fees and expenses	739
Non-interested trustees' compensation	48
Custodian fees and expenses	43
Registration fees	93
Audit	80
Legal	28
Miscellaneous	72
Total expenses before reductions	30,652
Expense reductions	(2,477)	28,175
Net investment income		71,325
Net realized gain (loss) on investment securities		145
Net increase in net assets resulting from operations		$ 71,470

See accompanying notes which are an integral part of the financial statements.

Annual Report

Treasury Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended March 31, 2004	Year ended March 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 71,325	$ 130,160
Net realized gain (loss)	145	66
Net increase (decrease) in net assets resulting from operations	71,470	130,226
Distributions to shareholders from net investment income	(71,325)	(130,160)
Share transactions - net increase (decrease)	(264,457)	6,165
Total increase (decrease) in net assets	(264,312)	6,231

Net Assets
Beginning of period	9,295,895	9,289,664
End of period	$ 9,031,583	$ 9,295,895

Financial Highlights - Class I

Years ended March 31,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.009	.015	.030	.061	.050
Distributions from net investment income	(.009)	(.015)	(.030)	(.061)	(.050)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	.91%	1.47%	3.00%	6.22%	5.12%
Ratios to Average Net AssetsB
Expenses before expense reductions	.23%	.23%	.23%	.24%	.24%
Expenses net of voluntary waivers, if any	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%	.20%	.20%	.20%	.20%
Net investment income	.90%	1.46%	2.93%	6.03%	5.00%
Supplemental Data
Net assets, end of period (in millions)	$ 4,567	$ 5,082	$ 4,400	$ 5,152	$ 4,461

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class II

Years ended March 31,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.008	.013	.028	.059	.049
Distributions from net investment income	(.008)	(.013)	(.028)	(.059)	(.049)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	.76%	1.32%	2.85%	6.07%	4.97%
Ratios to Average Net AssetsB
Expenses before expense reductions	.38%	.38%	.38%	.39%	.39%
Expenses net of voluntary waivers, if any	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35%	.35%	.35%	.35%	.35%
Net investment income	.75%	1.31%	2.73%	5.90%	4.89%
Supplemental Data
Net assets, end of period (in millions)	$ 231	$ 274	$ 370	$ 319	$ 474

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class III

Years ended March 31,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.007	.012	.027	.058	.048
Distributions from net investment income	(.007)	(.012)	(.027)	(.058)	(.048)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	.66%	1.22%	2.74%	5.96%	4.86%
Ratios to Average Net AssetsB
Expenses before expense reductions	.48%	.48%	.48%	.49%	.49%
Expenses net of voluntary waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income	.65%	1.21%	2.65%	5.79%	4.74%
Supplemental Data
Net assets, end of period (in millions)	$ 4,132	$ 3,938	$ 4,520	$ 3,776	$ 3,124

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Select Class

Years ended March 31,	2004	2003	2002D
Selected PerShare Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.009	.014	.003
Distributions from net investment income	(.009)	(.014)	(.003)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00
Total ReturnB,C	.86%	1.42%	.34%
Ratios to Average Net AssetsE
Expenses before expense reductions	.28%	.28%	.27%A
Expenses net of voluntary waivers, if any	.25%	.25%	.25%A
Expenses net of all reductions	.25%	.25%	.25%A
Net investment income	.85%	1.40%	1.72%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 101,421	$ 2,223	$ 100

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period January 17, 2002 (commencement of sale of shares) to March 31, 2002.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Government Portfolio

Investments March 31, 2004

Showing Percentage of Net Assets

Federal Agencies - 54.0%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - 30.4%
Agency Coupons - 24.8%
4/1/04	0.98% (a)	$ 100,000	$ 99,961
4/7/04	1.03 (a)	175,000	174,933
4/9/04	1.13	25,000	25,001
4/27/04	0.98 (a)	360,000	359,837
4/28/04	1.01 (a)	160,000	159,953
6/6/04	0.99 (a)	181,000	180,842
6/10/04	1.05 (a)	250,000	250,000
6/19/04	0.99 (a)	25,000	24,970
6/23/04	1.04 (a)	200,000	199,964
6/24/04	1.04 (a)	220,000	219,978
8/15/04	1.28	50,000	50,956
11/15/04	1.43	50,000	50,000
2/15/05	1.40	25,000	25,000
2/23/05	1.33	25,000	25,000
3/1/05	1.49	50,000	50,000
3/29/05	1.40	100,000	100,000
			1,996,395
Discount Notes - 5.6%
5/3/04	1.06	26,000	25,976
6/14/04	1.21	150,000	149,630
7/23/04	1.26	50,000	49,805
11/12/04	1.50	150,000	148,613
12/10/04	1.35	50,000	49,533
2/4/05	1.32	25,000	24,721
			448,278
			2,444,673
Federal Home Loan Bank - 21.7%
Agency Coupons - 21.7%
4/1/04	1.03 (a)	293,000	292,867
4/16/04	0.99 (a)	120,000	119,912
4/19/04	1.04 (a)	40,000	39,987
4/25/04	1.01 (a)	307,000	306,888
5/26/04	1.00 (a)	226,000	225,819
6/15/04	1.03 (a)	212,000	211,965
6/21/04	1.04 (a)	50,000	49,990
8/4/04	1.25	50,000	50,000
8/18/04	1.30	143,000	143,000
9/24/04	1.44	30,000	30,000
2/25/05	1.40	140,000	140,000
4/15/05	1.35	80,000	80,000
4/27/05	1.30	50,000	50,000
			1,740,428
Freddie Mac - 1.9%
Agency Coupons - 0.6%
4/3/04	1.17	50,000	50,000

Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Discount Notes - 1.3%
6/9/04	1.17%	$ 54,080	$ 53,960
2/8/05	1.33	50,000	49,431
			103,391
			153,391
TOTAL FEDERAL AGENCIES			4,338,492
Repurchase Agreements - 46.6%
	Maturity Amount (000s)
In a joint trading account (Collateralized by U.S. Government Obligations) dated:
3/24/04 due 6/30/04 At 1.03%	$ 160,449	160,000
3/30/04 due:
4/6/04 At 1.08%	258,054	258,000
4/7/04 At 1.05%	130,030	130,000
3/31/04 due 4/1/04 At:
1.07%	126,488	126,484
1.09%	3,067,093	3,067,000
TOTAL REPURCHASE AGREEMENTS		3,741,484
TOTAL INVESTMENT PORTFOLIO - 100.6%	8,079,976
NET OTHER ASSETS - (0.6)%	(49,814)
NET ASSETS - 100%	$ 8,030,162
Total Cost for Income Tax Purposes $ 8,079,976
Legend

(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

Income Tax Information
At March 31, 2004, the fund had a capital loss carryforward of approximately $277,000 of which $86,000 and $191,000 will expire on March 31, 2011 and 2012, respectively.

A total of 12.99% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax (unaudited). The fund will notify shareholders in January 2005 of amounts for use in preparing 2004 income tax returns.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Government Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	March 31, 2004

Assets
Investment in securities, at value (including repurchase agreements of $3,741,484) - See accompanying schedule		$ 8,079,976
Cash		1
Interest receivable		4,489
Prepaid expenses		35
Receivable from investment adviser for expense reductions		166
Other affiliated receivables		6
Total assets		8,084,673

Liabilities
Payable for investments purchased	$ 50,000
Distributions payable	2,546
Accrued management fee	1,322
Distribution fees payable	355
Other affiliated payables	243
Other payables and accrued expenses	45
Total liabilities		54,511

Net Assets		$ 8,030,162
Net Assets consist of:
Paid in capital		$ 8,029,520
Undistributed net investment income		919
Accumulated net realized gain (loss) on investments		(277)
Net Assets		$ 8,030,162
Calculation of Maximum Offering Price
Class I: Net Asset Value, offering price and redemption price per share ($6,024,110 ÷ 6,023,468 shares)		$ 1.00

Class II: Net Asset Value, offering price and redemption price per share ($858,764 ÷ 858,595 shares)		$ 1.00

Class III: Net Asset Value, offering price and redemption price per share ($1,108,503 ÷ 1,108,367 shares)		$ 1.00

Select Class: Net Asset Value, offering price and redemption price per share ($38,785 ÷ 38,791 shares)		$ 1.00

Statement of Operations

Amounts in thousands	Year ended March 31, 2004

Investment Income
Interest		$ 99,550

Expenses
Management fee	$ 16,925
Transfer agent fees	1,373
Distribution fees	3,810
Accounting fees and expenses	696
Non-interested trustees' compensation	45
Appreciation in deferred trustee compensation account	1
Custodian fees and expenses	68
Registration fees	91
Audit	78
Legal	28
Miscellaneous	44
Total expenses before reductions	23,159
Expense reductions	(2,410)	20,749
Net investment income		78,801
Net realized gain (loss) on investment securities		(191)
Net increase in net assets resulting from operations		$ 78,610

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended March 31, 2004	Year ended March 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 78,801	$ 158,817
Net realized gain (loss)	(191)	258
Net increase (decrease) in net assets resulting from operations	78,610	159,075
Distributions to shareholders from net investment income	(78,302)	(158,817)
Share transactions - net increase (decrease)	(1,953,748)	(864,309)
Total increase (decrease) in net assets	(1,953,440)	(864,051)

Net Assets
Beginning of period	9,983,602	10,847,653
End of period (including undistributed net investment income of $919 and undistributed net investment income of $0, respectively)	$ 8,030,162	$ 9,983,602

Financial Highlights - Class I

Years ended March 31,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.010	.015	.031	.062	.052
Distributions from net investment income	(.010)	(.015)	(.031)	(.062)	(.052)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	.97%	1.53%	3.16%	6.34%	5.32%
Ratios to Average Net AssetsB
Expenses before expense reductions	.23%	.23%	.23%	.26%	.25%
Expenses net of voluntary waivers, if any	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%	.20%	.20%	.20%	.20%
Net investment income	.98%	1.52%	3.06%	6.13%	5.23%
Supplemental Data
Net assets, end of period (in millions)	$ 6,024	$ 7,928	$ 8,604	$ 9,141	$ 6,033

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class II

Years ended March 31,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.008	.014	.030	.060	.050
Distributions from net investment income	(.008)	(.014)	(.030)	(.060)	(.050)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	.82%	1.38%	3.01%	6.18%	5.17%
Ratios to Average Net AssetsB
Expenses before expense reductions	.38%	.38%	.38%	.41%	.41%
Expenses net of voluntary waivers, if any	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35%	.35%	.35%	.35%	.35%
Net investment income	.83%	1.37%	2.86%	5.98%	5.10%
Supplemental Data
Net assets, end of period (in millions)	$ 859	$ 917	$ 918	$ 828	$ 507

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class III

Years ended March 31,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.007	.013	.029	.059	.049
Distributions from net investment income	(.007)	(.013)	(.029)	(.059)	(.049)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	.72%	1.27%	2.90%	6.08%	5.06%
Ratios to Average Net AssetsB
Expenses before expense reductions	.48%	.48%	.48%	.51%	.51%
Expenses net of voluntary waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income	.73%	1.27%	2.76%	5.88%	4.98%
Supplemental Data
Net assets, end of period (in millions)	$ 1,109	$ 866	$ 1,326	$ 1,028	$ 1,089

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Select Class

Years ended March 31,	2004	2003	2002D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.009	.015	.004
Distributions from net investment income	(.009)	(.015)	(.004)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00
Total ReturnB,C	.92%	1.47%	.37%
Ratios to Average Net AssetsE
Expenses before expense reductions	.28%	.28%	.27%A
Expenses net of voluntary waivers, if any	.25%	.25%	.25%A
Expenses net of all reductions	.25%	.25%	.25%A
Net investment income	.92%	1.47%	1.83%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,785	$ 272,495	$ 100

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period January 17, 2002 (commencement of sale of shares) to March 31, 2002.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Prime Money Market Portfolio

Investments March 31, 2004

Showing Percentage of Net Assets

Certificates of Deposit - 5.4%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Domestic Certificates Of Deposit - 1.5%
First Tennessee Bank NA, Memphis
5/17/04	1.04%	$ 40,000	$ 39,999
5/24/04	1.05	50,000	49,999
Suntrust Bank, Georgia
6/21/04	1.21 (c)	20,000	20,007
			110,005
New York Branch, Yankee Dollar, Foreign Banks - 3.9%
Banco Bilbao Vizcaya Argentaria SA
6/23/04	1.05 (c)	45,000	44,994
Credit Agricole Indosuez
4/22/04	1.12 (c)	15,000	15,008
9/13/04	1.14	25,000	25,000
Deutsche Bank AG
10/26/04	1.25	50,000	50,000
11/26/04	1.23	25,000	25,000
12/16/04	1.20	50,000	50,000
Landesbank Baden-Wuerttemberg
6/7/04	1.05 (c)	10,000	9,997
Societe Generale
4/1/04	1.04 (c)	40,000	39,993
4/8/04	1.03 (c)	30,000	29,992
			289,984
TOTAL CERTIFICATES OF DEPOSIT			399,989
Commercial Paper - 15.9%

Amsterdam Funding Corp.
4/5/04	1.03	45,000	44,995
Citibank Credit Card Master Trust I (Dakota Certificate Program)
5/19/04	1.04	80,000	79,889
Citicorp
4/27/04	1.04	45,000	44,966
Danske Corp.
9/21/04	1.08	100,000	99,486
Dexia Delaware LLC
4/2/04	1.03	121,700	121,697
Dresdner U.S. Finance, Inc.
4/19/04	1.15	30,000	29,983
Emerald (MBNA Credit Card Master Note Trust)
4/27/04	1.05	73,400	73,344
FCAR Owner Trust
5/6/04	1.05	25,000	24,974
GE Capital International Funding, Inc.
4/6/04	1.03	25,000	24,996
4/14/04	1.12	46,431	46,412
5/20/04	1.05	50,000	49,929

Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
General Electric Capital Corp.
7/7/04	1.26%	$ 50,000	$ 49,832
7/8/04	1.26	25,000	24,915
Grampian Funding Ltd.
4/13/04	1.11	58,000	57,979
Market Street Funding Corp.
4/19/04	1.04	90,012	89,965
Motown Notes Program
5/20/04	1.06	10,000	9,986
6/3/04	1.06	5,000	4,991
6/21/04	1.05	20,000	19,953
Paradigm Funding LLC
4/5/04	1.04	120,500	120,486
Park Granada LLC
5/10/04	1.06	5,000	4,994
5/11/04	1.05	5,000	4,994
Santander Finance, Inc.
9/3/04	1.12	40,000	39,809
UBS Finance, Inc.
4/1/04	1.07	100,000	100,000
TOTAL COMMERCIAL PAPER			1,168,575
Federal Agencies - 20.9%

Fannie Mae - 9.7%
Agency Coupons - 3.3%
4/9/04	1.31	50,000	50,000
6/10/04	1.05 (c)	50,000	50,000
11/15/04	1.43	25,000	25,000
2/15/05	1.40	70,000	70,000
2/23/05	1.33	20,000	20,000
3/29/05	1.40	30,000	30,000
			245,000
Discount Notes - 6.4%
4/7/04	1.16	25,000	24,995
4/28/04	1.15	55,200	55,153
5/12/04	1.15	50,000	49,935
5/19/04	1.15	75,000	74,886
6/10/04	1.21	100,000	99,767
6/14/04	1.21	115,000	114,716
8/20/04	1.34	50,000	49,742
			469,194
			714,194
Federal Home Loan Bank - 9.1%
Agency Coupons - 9.1%
4/16/04	0.99 (c)	112,000	111,918
4/19/04	1.04 (c)	9,000	8,997
4/25/04	1.01 (c)	32,000	31,983
5/26/04	1.00 (c)	25,000	24,978
Federal Agencies - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Federal Home Loan Bank - continued
Agency Coupons - continued
6/21/04	1.04% (c)	$ 100,000	$ 99,980
9/24/04	1.44	23,000	23,000
2/25/05	1.40	100,000	100,000
2/28/05	1.49	50,000	50,000
4/1/05	1.45	30,000	29,985
4/25/05	1.30	100,000	100,000
4/27/05	1.30 (b)	40,000	40,000
4/28/05	1.35 (b)	50,000	50,000
			670,841
Freddie Mac - 1.7%
Agency Coupons - 0.6%
4/3/04	1.17	40,000	40,000
Discount Notes - 1.1%
5/28/04	1.16	33,585	33,524
6/14/04	1.21	25,000	24,938
2/8/05	1.33	23,206	22,942
			81,404
			121,404
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates - 0.4%
Agency Coupons - 0.4%
4/7/04	0.96 (c)	25,750	25,750
TOTAL FEDERAL AGENCIES			1,532,189
Bank Notes - 3.0%

National City Bank, Indiana
4/1/04	1.04 (c)	70,000	69,997
Wells Fargo Bank NA, San Francisco
4/1/04	1.04 (c)	150,000	149,998
TOTAL BANK NOTES			219,995
Master Notes - 3.3%

Bear Stearns Companies, Inc.
4/12/04	1.14	25,000	25,000
Goldman Sachs Group, Inc.
7/8/04	1.25 (d)	5,000	5,000
8/26/04	1.22 (d)	89,000	89,000
9/14/04	1.21 (d)	60,000	60,000
9/30/04	1.25 (d)	60,000	60,000
TOTAL MASTER NOTES			239,000
Medium-Term Notes - 9.9%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Allstate Life Global Funding II
4/8/04	1.08% (a)(c)	$ 10,000	$ 10,000
4/15/04	1.09 (a)(c)	10,000	10,000
American Express Credit Corp.
4/5/04	1.15 (c)	80,000	80,009
Bank One Corp.
5/7/04	1.40 (c)	40,000	40,012
Bear Stearns Companies, Inc.
6/1/04	1.37 (c)	18,000	18,009
Descartes Funding Trust
4/15/04	1.09 (c)	15,000	15,000
First Union National Bank, North Carolina
6/14/04	1.29 (c)	100,000	100,052
GE Capital Assurance Co.
4/2/04	1.22 (c)(d)	20,000	20,000
General Electric Capital Corp.
4/13/04	1.18 (c)	60,000	60,000
4/19/04	1.17 (c)	70,000	70,010
Household Finance Corp.
5/26/04	1.12 (c)	20,000	20,000
Morgan Stanley
4/5/04	1.10 (c)	15,000	15,000
4/15/04	1.21 (c)	65,000	65,000
4/27/04	1.10 (c)	35,000	35,000
National City Bank, Indiana
4/1/04	1.05 (c)	20,000	19,999
SLM Corp.
4/1/04	1.10 (a)(c)	30,000	30,000
Verizon Global Funding Corp.
6/15/04	1.20 (c)	40,000	40,001
6/15/04	1.22 (c)	30,000	30,000
Wells Fargo & Co.
4/2/04	1.12 (c)	30,000	30,000
Westpac Banking Corp.
6/11/04	1.10 (c)	15,000	15,000
TOTAL MEDIUM-TERM NOTES			723,092
Short-Term Notes - 3.2%

Hartford Life Insurance Co.
6/1/04	1.27 (c)(d)	25,000	25,000
Jackson National Life Insurance Co.
4/1/04	1.30 (c)(d)	10,000	10,000
Metropolitan Life Insurance Co.
4/1/04	1.35 (c)(d)	30,000	30,000
4/28/04	1.10 (c)	10,000	10,000
Monumental Life Insurance Co.
4/1/04	1.24 (c)(d)	10,000	10,000
4/1/04	1.27 (c)(d)	10,000	10,000
Short-Term Notes - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
New York Life Insurance Co.
4/1/04	1.29% (c)(d)	$ 95,000	$ 95,000
Transamerica Occidental Life Insurance Co.
5/1/04	1.30 (c)(d)	35,000	35,000
Travelers Insurance Co.
4/1/04	1.27 (c)(d)	10,000	10,000
TOTAL SHORT-TERM NOTES			235,000
Municipal Securities - 3.1%

Access to Lns. for Learning Student Ln. Corp. Rev. Bonds (Student Ln. Prog.) Series 2001 II A5, 1.1%, tender 4/1/04, LOC State Street Bank & Trust Co., Boston (c)	43,400	43,400
Alaska Hsg. Fin. Corp. Bonds Series A, 1.4%, tender 9/1/04 (FSA Insured) (c)	25,000	25,000
California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2002 C3, 1% (AMBAC Insured), VRDN (c)	42,900	42,899
LoanStar Assets Partners LP Student Ln. Rev. Series A, 1.08%, LOC State Street Bank & Trust Co., Boston, VRDN (c)	50,000	50,000
Metro. Wtr. District Southern California Wtrwks. Rev. Series 2004 A2, 1% (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	47,000	46,999
Texas Pub. Fin. Auth. Rev. Bonds Series 2003 C5, 1.15% tender 6/2/04 (Liquidity Facility Texas Comptroller Pub. Acnts), CP mode	25,000	25,000
TOTAL MUNICIPAL SECURITIES	233,298
Repurchase Agreements - 36.5%
	Maturity Amount (000s)
In a joint trading account (Collateralized by U.S. Government Obligations) dated 3/31/04 due 4/1/04 At:
1.07%	$ 290,606	290,597
1.09%	1,524,046	1,524,000

	Maturity Amount (000s)	Value (Note 1) (000s)
With:
Citigroup Global Markets, Inc. At 1.12%, dated 3/31/04 due 4/1/04 (Collateralized by Corporate Obligations with principal amounts of $336,530,575, 1.2% - 10.13%, 8/13/04 - 3/13/38)	$ 360,011	$ 360,000
Goldman Sachs & Co. At:
1.12%, dated 2/27/04 due 4/8/04 (Collateralized by Corporate Obligations with principal amounts of $120,532,249, 6.75% - 14%, 1/1/06 - 9/15/25)	120,153	120,000
1.18%, dated 3/31/04 due 4/1/04 (Collateralized by Equity Securities valued at $26,250,000)	25,001	25,000
Lehman Brothers, Inc. At 1.21%, dated 3/31/04 due 4/1/04 (Collateralized by Equity Securities valued at $377,019,058)	359,012	359,000
TOTAL REPURCHASE AGREEMENTS		2,678,597
TOTAL INVESTMENT PORTFOLIO - 101.2%	7,429,735
NET OTHER ASSETS - (1.2)%	(88,763)
NET ASSETS - 100%	$ 7,340,972
Total Cost for Income Tax Purposes $ 7,429,735
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $50,000,000 or 0.7% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $459,000,000 or 6.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
GE Capital Assurance Co. 1.22%, 4/2/04	7/31/03	$ 20,000
Goldman Sachs Group, Inc.: 1.21%, 9/14/04	2/17/04	$ 60,000
1.22%, 8/26/04	1/27/04	$ 89,000
1.25%, 7/8/04	1/5/04	$ 5,000
1.25%, 9/30/04	3/3/04	$ 60,000
Hartford Life Insurance Co. 1.27%, 6/1/04	12/16/03	$ 25,000
Jackson National Life Insurance Co. 1.30%, 4/1/04	3/31/03	$ 10,000
Metropolitan Life Insurance Co. 1.35%, 4/1/04	3/26/02	$ 30,000
Monumental Life Insurance Co.: 1.24%, 4/1/04	9/17/98	$ 10,000
1.27%, 4/1/04	3/12/99	$ 10,000
New York Life Insurance Co. 1.29%, 4/1/04	2/28/02 - 12/19/02	$ 95,000
Transamerica Occidental Life Insurance Co. 1.30%, 5/1/04	4/28/00	$ 35,000
Travelers Insurance Co. 1.27%, 4/1/04	3/31/03	$ 10,000
Other Information

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which the loans were outstanding amounted to $16,495,000. The weighted average interest rate was 1.13%. Interest earned from the interfund lending program amounted to $6,000 and is included in interest income on the Statement of Operations. At period end, there were no interfund loans outstanding.

Income Tax Information
At March 31, 2004, the fund had a capital loss carryforward of approximately $119,000 all of which will expire on March 31, 2012.

A total of 3.77% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax (unaudited). The fund will notify shareholders in January 2005 of amounts for use in preparing 2004 income tax returns.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Prime Money Market Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	March 31, 2004

Assets
Investment in securities, at value (including repurchase agreements of $2,678,597) - See accompanying schedule		$ 7,429,735
Cash		10
Receivable for fund shares sold		480
Interest receivable		4,022
Prepaid expenses		29
Receivable from investment adviser for expense reductions		157
Total assets		7,434,433

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 90,000
Distributions payable	1,908
Accrued management fee	1,150
Distribution fees payable	202
Other affiliated payables	151
Other payables and accrued expenses	50
Total liabilities		93,461

Net Assets		$ 7,340,972
Net Assets consist of:
Paid in capital		$ 7,341,010
Undistributed net investment income		81
Accumulated net realized gain (loss) on investments		(119)
Net Assets		$ 7,340,972
Calculation of Maximum Offering Price

Class I: Net Asset Value, offering price and redemption price per share ($6,153,233 ÷ 6,152,635 shares)		$ 1.00

Class II: Net Asset Value, offering price and redemption price per share ($175,856 ÷ 175,746 shares)		$ 1.00

Class III: Net Asset Value, offering price and redemption price per share ($897,648 ÷ 897,892 shares)		$ 1.00

Select Class: Net Asset Value, offering price and redemption price per share ($114,235 ÷ 114,231 shares)		$ 1.00

Statement of Operations

Amounts in thousands	Year ended March 31, 2004

Investment Income
Interest		$ 81,387

Expenses
Management fee	$ 13,714
Transfer agent fees	1,103
Distribution fees	2,849
Accounting fees and expenses	575
Non-interested trustees' compensation	36
Custodian fees and expenses	96
Registration fees	147
Audit	70
Legal	21
Miscellaneous	33
Total expenses before reductions	18,644
Expense reductions	(2,111)	16,533
Net investment income		64,854
Net realized gain (loss) on investment securities		(119)
Net increase in net assets resulting from operations		$ 64,735

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended March 31, 2004	Year ended March 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 64,854	$ 122,216
Net realized gain (loss)	(119)	224
Net increase (decrease) in net assets resulting from operations	64,735	122,440
Distributions to shareholders from net investment income	(64,801)	(122,216)
Share transactions - net increase (decrease)	1,396,791	(3,136,067)
Total increase (decrease) in net assets	1,396,725	(3,135,843)

Net Assets
Beginning of period	5,944,247	9,080,090
End of period (including undistributed net investment income of $81 and undistributed net investment income of $0, respectively)	$ 7,340,972	$ 5,944,247

Financial Highlights - Class I

Years ended March 31,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.010	.016	.031	.062	.053
Distributions from net investment income	(.010)	(.016)	(.031)	(.062)	(.053)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	1.00%	1.56%	3.17%	6.43%	5.45%
Ratios to Average Net AssetsB
Expenses before expense reductions	.23%	.23%	.23%	.25%	.26%
Expenses net of voluntary waivers, if any	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%	.20%	.20%	.20%	.20%
Net investment income	.99%	1.57%	3.14%	6.21%	5.47%
Supplemental Data
Net assets, end of period (in millions)	$ 6,153	$ 4,434	$ 6,782	$ 6,829	$ 4,362

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class II

Years ended March 31,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.008	.014	.030	.061	.052
Distributions from net investment income	(.008)	(.014)	(.030)	(.061)	(.052)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	.85%	1.42%	3.01%	6.27%	5.29%
Ratios to Average Net AssetsB
Expenses before expense reductions	.38%	.38%	.38%	.40%	.41%
Expenses net of voluntary waivers, if any	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35%	.35%	.35%	.35%	.35%
Net investment income	.84%	1.41%	2.96%	6.06%	5.21%
Supplemental Data
Net assets, end of period (in millions)	$ 176	$ 188	$ 886	$ 1,295	$ 316

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class III

Years ended March 31,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.007	.013	.029	.060	.051
Distributions from net investment income	(.007)	(.013)	(.029)	(.060)	(.051)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	.74%	1.31%	2.91%	6.16%	5.19%
Ratios to Average Net AssetsB
Expenses before expense reductions	.48%	.49%	.49%	.50%	.52%
Expenses net of voluntary waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income	.74%	1.32%	2.81%	5.96%	5.20%
Supplemental Data
Net assets, end of period (in millions)	$ 898	$ 1,187	$ 1,407	$ 1,531	$ 1,441

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Select Class

Years ended March 31,	2004	2003	2002D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.009	.015	.004
Distributions from net investment income	(.009)	(.015)	(.004)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00
Total ReturnB,C	.95%	1.51%	.37%
Ratios to Average Net AssetsE
Expenses before expense reductions	.28%	.29%	.27%A
Expenses net of voluntary waivers, if any	.25%	.25%	.25%A
Expenses net of all reductions	.25%	.25%	.25%A
Net investment income	.94%	1.52%	1.44%A
Supplemental Data
Net assets, end of period (in millions)	$ 114	$ 134	$ 5

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period January 17, 2002 (commencement of sale of shares) to March 31, 2002.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Money Market Portfolio

Investments March 31, 2004

Showing Percentage of Net Assets

Certificates of Deposit - 14.8%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
London Branch, Eurodollar, Foreign Banks - 9.0%
Barclays Bank PLC
5/12/04	1.20%	$ 35,000	$ 35,000
6/7/04	1.20	100,000	100,000
Credit Agricole Indosuez
5/12/04	1.21	74,000	74,000
8/5/04	1.39	80,000	80,000
8/5/04	1.40	80,000	80,000
11/2/04	1.25	100,000	100,000
12/6/04	1.55	100,000	100,000
12/31/04	1.27	100,000	100,000
Dresdner Bank AG
4/19/04	1.15	80,000	80,000
HBOS Treasury Services PLC
8/11/04	1.13	150,000	150,000
Landesbank Hessen-Thuringen
5/12/04	1.21	170,000	170,000
Nationwide Building Society
4/8/04	1.06	55,000	55,000
Unicredito Italiano Spa
6/18/04	1.05	50,000	50,000
6/23/04	1.05	290,000	290,000
9/8/04	1.12	100,000	100,000
9/24/04	1.08	200,000	200,000
			1,764,000
New York Branch, Yankee Dollar, Foreign Banks - 5.8%
BNP Paribas SA
4/1/04	1.04 (c)	200,000	199,991
8/5/04	1.41	105,000	105,000
Canadian Imperial Bank of Commerce
4/15/04	1.14 (c)	155,000	155,000
Credit Agricole Indosuez
4/1/04	1.04 (c)	75,000	75,000
4/1/04	1.07 (c)	75,000	75,000
4/22/04	1.12 (c)	45,000	45,025
4/27/04	1.03 (c)	65,000	64,997
Deutsche Bank AG
12/23/04	1.16	200,000	200,000
Landesbank Baden-Wuerttemberg
6/7/04	1.05 (c)	35,000	34,990
Societe Generale
4/1/04	1.04 (c)	110,000	109,981
4/8/04	1.03 (c)	85,000	84,976
			1,149,960
TOTAL CERTIFICATES OF DEPOSIT			2,913,960
Commercial Paper - 12.3%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Alliance & Leicester PLC
4/26/04	1.22%	$ 5,550	$ 5,545
Charta LLC
5/10/04	1.04	50,000	49,944
5/11/04	1.04	50,000	49,942
Citibank Credit Card Master Trust I (Dakota Certificate Program)
5/6/04	1.04	150,000	149,848
5/19/04	1.04	53,000	52,927
Citicorp
5/27/04	1.04	70,000	69,887
CXC, Inc.
5/13/04	1.04	47,000	46,943
Dresdner U.S. Finance, Inc.
4/19/04	1.15	75,000	74,957
Eagle Funding Capital Corp.
5/17/04	1.04	25,000	24,967
Emerald (MBNA Credit Card Master Note Trust)
4/13/04	1.05	65,850	65,827
4/21/04	1.05	90,400	90,347
4/28/04	1.05	171,352	171,217
GE Capital International Funding, Inc.
4/7/04	1.03	101,888	101,871
General Electric Capital Corp.
7/8/04	1.26	100,000	99,660
General Electric Capital Services, Inc.
7/12/04	1.11	200,000	199,377
Grampian Funding Ltd.
4/13/04	1.11	100,000	99,963
HBOS Treasury Services PLC
8/25/04	1.13	65,000	64,705
Liberty Street Funding Corp.
5/3/04	1.04	80,000	79,926
6/11/04	1.05	20,000	19,959
Motown Notes Program
5/20/04	1.06	35,000	34,950
6/3/04	1.06	10,000	9,981
6/16/04	1.05	50,000	49,889
6/21/04	1.05	40,000	39,905
Newcastle (Discover Card Master Trust)
4/15/04	1.05	99,570	99,529
Park Granada LLC
4/13/04	1.06	200,000	199,929
5/5/04	1.05	15,000	14,985
5/6/04	1.07	25,000	24,974
5/11/04	1.07	25,000	24,970
6/4/04	1.05	10,000	9,981
6/7/04	1.05	20,000	19,961
6/14/04	1.05	75,000	74,838
Santander Finance, Inc.
9/9/04	1.08	200,000	199,038
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
UBS Finance, Inc.
4/1/04	1.07%	$ 100,000	$ 100,000
TOTAL COMMERCIAL PAPER			2,420,742
Federal Agencies - 27.4%

Fannie Mae - 11.6%
Agency Coupons - 7.8%
4/9/04	1.31	190,000	190,000
6/10/04	1.05 (c)	130,000	130,000
6/23/04	1.04 (c)	175,000	174,968
6/24/04	1.04 (c)	84,000	83,982
11/9/04	1.40	100,000	100,000
11/15/04	1.43	100,000	100,000
2/2/05	1.52	100,000	100,000
2/2/05	1.57	100,000	99,960
2/15/05	1.40	175,000	175,000
2/23/05	1.33	175,000	175,000
2/25/05	1.40	100,000	100,000
3/29/05	1.40	100,000	100,000
			1,528,910
Discount Notes - 3.8%
4/7/04	1.10	140,000	139,975
4/7/04	1.16	157,248	157,218
4/30/04	1.10	4,800	4,796
5/5/04	1.18	80,000	79,912
6/10/04	1.21	50,000	49,883
6/14/04	1.21	225,000	224,445
11/12/04	1.50	50,000	49,538
3/4/05	1.21	50,000	49,438
			755,205
			2,284,115
Federal Home Loan Bank - 14.8%
Agency Coupons - 14.8%
4/16/04	0.99 (c)	322,000	321,763
4/19/04	1.04 (c)	46,000	45,985
4/25/04	1.01 (c)	136,000	135,927
6/15/04	1.03 (c)	146,000	145,964
6/21/04	1.04 (c)	267,000	266,948
2/25/05	1.40	385,000	385,000
3/1/05	1.49	300,000	300,000
3/11/05	1.44	300,000	300,000
3/28/05	1.38	200,000	200,000
3/29/05	1.40	121,000	121,000
4/1/05	1.40	200,000	200,000
4/1/05	1.45	100,000	99,951

Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
4/15/05	1.35%	$ 300,000	$ 300,000
4/28/05	1.35 (b)	100,000	100,000
			2,922,538
Freddie Mac - 1.0%
Agency Coupons - 1.0%
4/3/04	1.17	200,000	200,000
TOTAL FEDERAL AGENCIES			5,406,653
Bank Notes - 0.3%

National City Bank, Indiana
4/1/04	1.04 (c)	70,000	69,997
Master Notes - 3.1%

Bear Stearns Companies, Inc.
4/12/04	1.14	40,000	40,000
Goldman Sachs Group, Inc.
7/8/04	1.25 (e)	191,000	191,000
8/26/04	1.22 (e)	234,000	234,000
10/7/04	1.26 (e)	140,000	140,000
TOTAL MASTER NOTES			605,000
Medium-Term Notes - 8.3%

Allstate Life Global Funding II
4/8/04	1.08 (a)(c)	25,000	25,000
4/15/04	1.09 (a)(c)	25,000	25,000
American Express Credit Corp.
4/5/04	1.15 (c)	100,000	100,010
4/20/04	1.11 (a)(c)	50,000	49,986
Bank of New York Co., Inc.
4/27/04	1.08 (a)(c)	90,000	90,000
Bank One NA, Chicago
4/1/04	1.03 (c)	35,000	34,999
Chase Manhattan Auto Owner Trust
8/16/04	1.04	610	610
Descartes Funding Trust
4/15/04	1.09 (c)	35,000	35,000
GE Capital Assurance Co.
4/2/04	1.22 (c)(e)	17,000	17,000
GE Life & Annuity Assurance Co.
4/1/04	1.20 (c)(e)	5,000	5,000
5/1/04	1.21 (c)(e)	40,000	40,000
General Electric Capital Corp.
4/13/04	1.18 (c)	165,400	165,400
4/19/04	1.17 (c)	150,000	150,021
Medium-Term Notes - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Harwood Street Funding I LLC
4/22/04	1.15% (c)(e)	$ 40,000	$ 40,000
HBOS Treasury Services PLC
6/24/04	1.11 (c)	150,000	150,000
Household Finance Corp.
5/26/04	1.12 (c)	45,000	45,000
Morgan Stanley
4/5/04	1.10 (c)	40,000	40,000
4/27/04	1.10 (c)	95,000	95,000
National City Bank, Indiana
4/1/04	1.05 (c)	180,000	179,994
Royal Bank of Canada
4/12/04	1.07 (c)	20,000	20,000
USA Education, Inc.
4/26/04	1.45 (c)	57,500	57,620
Verizon Global Funding Corp.
6/15/04	1.20 (c)	150,000	150,003
6/15/04	1.22 (c)	85,000	85,000
Westpac Banking Corp.
6/11/04	1.10 (c)	40,000	40,000
TOTAL MEDIUM-TERM NOTES			1,640,643
Short-Term Notes - 3.2%

Hartford Life Insurance Co.
6/1/04	1.27 (c)(e)	65,000	65,000
Jackson National Life Insurance Co.
4/1/04	1.30 (c)(e)	47,000	47,000
Metropolitan Life Insurance Co.
4/1/04	1.35 (c)(e)	65,000	65,000
4/28/04	1.10 (c)	25,000	25,000
Monumental Life Insurance Co.
4/1/04	1.24 (c)(e)	36,000	36,000
4/1/04	1.27 (c)(e)	55,000	55,000
New York Life Insurance Co.
4/1/04	1.29 (c)(e)	215,000	215,000
Transamerica Occidental Life Insurance Co.
5/1/04	1.30 (c)(e)	95,000	95,000
Travelers Insurance Co.
7/1/04	1.22 (c)(e)	30,000	30,000
TOTAL SHORT-TERM NOTES			633,000
Time Deposits - 6.5%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Banco Bilbao Vizcaya Argentaria SA
4/5/04	1.03%	$ 525,000	$ 524,999
ING Belgium SA/NV
4/1/04	1.09	400,000	400,000
KBC Bank NV
4/1/04	1.09	350,000	350,000
TOTAL TIME DEPOSITS			1,274,999
Municipal Securities - 0.8%

Gulf Coast Waste Disp. Auth. Envir. Facilities Rev. (Amoco Oil Co. Proj.) Series 1997, 1.15%, VRDN (c)(d)	10,000	10,000
New York City Gen. Oblig. Sub Series 1996 J2, 1.05%, LOC WestLB AG, VRDN (c)	65,620	65,619
New York State Dorm. Auth. Revs. Sub Series 2003 D2A, 1% (MBIA Insured), VRDN (c)	82,750	82,748
TOTAL MUNICIPAL SECURITIES		158,367
Repurchase Agreements - 24.1%
	Maturity Amount (000s)
In a joint trading account (Collateralized by U.S. Government Obligations) dated:
3/30/04 due 4/7/04 At 1.05%	$ 150,035	150,000
3/31/04 due 4/1/04 At:
1.07%	291,428	291,419
1.09%	1,357,041	1,357,000
With:
Citigroup Global Markets, Inc. At:
1.12%, dated 3/31/04 due 4/1/04 (Collateralized by Commercial Paper with principal amounts of $508,800,428, 0% - 1.13%, 4/5/04 - 7/12/04)	498,016	498,000
1.16%, dated 3/31/04 due 4/1/04 (Collateralized by Corporate Obligations with principal amounts of $486,791,767, 0.93% - 10.88%, 8/1/05 - 11/4/38)	300,010	300,000
Deutsche Bank Securities, Inc. At:
1.13%, dated 3/31/04 due 4/1/04 (Collateralized by Corporate Obligations with principal amounts of $351,583,220, 3.44% - 9.75%, 5/1/07 - 12/1/33)	400,013	400,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (Note 1) (000s)
With: - continued
Deutsche Bank Securities, Inc. At: - continued
1.19%, dated 3/31/04 due 4/1/04 (Collateralized by Corporate Obligations with principal amounts of $679,739,605, 0% - 17.63%, 5/15/04 - 3/15/49)	$ 385,013	$ 385,000
Goldman Sachs & Co. At:
1.12%, dated 2/27/04 due 4/8/04 (Collateralized by Corporate Obligations with principal amounts of $322,654,120, 6% - 12.25%, 8/1/04 - 6/1/25)	322,411	322,000
1.18%, dated 3/31/04 due 4/1/04 (Collateralized by Mortgage Loan Obligations with principal amounts of $114,775,856, 2.7% - 7.79%, 6/3/09 - 11/25/33)	98,003	98,000
Lehman Brothers, Inc. At:
1.12%, dated 3/31/04 due 4/1/04 (Collateralized by Mortgage Loan Obligations with principal amounts of $3,794,325,468, 0% - 9%, 3/20/07 - 9/25/42)	500,016	500,000
1.21%, dated 3/31/04 due 4/1/04 (Collateralized by Corporate Obligations with principal amounts of $559,920,099, 0.61% - 12.13%, 4/15/04 - 8/29/49)	454,015	454,000
TOTAL REPURCHASE AGREEMENTS		4,755,419
TOTAL INVESTMENT PORTFOLIO - 100.8%	19,878,780
NET OTHER ASSETS - (0.8)%	(159,753)
NET ASSETS - 100%	$ 19,719,027
Total Cost for Income Tax Purposes $ 19,878,780
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $189,986,000 or 1.0% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,275,000,000 or 6.5% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
GE Capital Assurance Co. 1.22%, 4/2/04	7/31/03	$ 17,000
GE Life & Annuity Assurance Co.: 1.20%, 4/1/04	3/31/03	$ 5,000
1.21%, 5/1/04	3/26/04	$ 40,000
Goldman Sachs Group, Inc.: 1.22%, 8/26/04	1/27/04	$ 234,000
1.25%, 7/8/04	1/5/04	$ 191,000
1.26%, 10/7/04	3/3/04	$ 140,000
Hartford Life Insurance Co. 1.27%, 6/1/04	12/16/03	$ 65,000
Harwood Street Funding I LLC 1.15%, 4/22/04	6/11/03	$ 40,000
Jackson National Life Insurance Co. 1.30%, 4/1/04	3/31/03	$ 47,000
Metropolitan Life Insurance Co. 1.35%, 4/1/04	3/26/02	$ 65,000
Monumental Life Insurance Co.: 1.24%, 4/1/04	7/31/98 - 9/17/98	$ 36,000
1.27%, 4/1/04	3/12/99	$ 55,000
New York Life Insurance Co. 1.29%, 4/1/04	2/28/02 - 12/19/02	$ 215,000
Transamerica Occidental Life Insurance Co. 1.30%, 5/1/04	4/28/00	$ 95,000
Travelers Insurance Co. 1.22%, 7/1/04	3/26/04	$ 30,000
Other Information

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which the loans were outstanding amounted to $4,643,000. The weighted average interest rate was 1.15%. Interest earned from the interfund lending program amounted to $1,000 and is included in interest income on the Statement of Operations. At period end, there were no interfund loans outstanding.

Income Tax Information
At March 31, 2004, the fund had a capital loss carryforward of approximately $949,000 of which $414,000 and $535,000 will expire on March 31, 2011 and 2012, respectively.

A total of 7.00% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax (unaudited). The fund will notify shareholders in January 2005 of amounts for use in preparing 2004 income tax returns.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Money Market Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	March 31, 2004

Assets
Investment in securities, at value (including repurchase agreements of $4,755,419) - See accompanying schedule		$ 19,878,780
Cash		24
Interest receivable		19,576
Prepaid expenses		73
Receivable from investment adviser for expense reductions		711
Other affiliated receivables		19
Total assets		19,899,183

Liabilities
Payable for investments purchased Regular delivery	$ 70,000
Delayed delivery	100,000
Payable for fund shares redeemed	10
Distributions payable	5,967
Accrued management fee	3,348
Distribution fees payable	120
Other affiliated payables	621
Other payables and accrued expenses	90
Total liabilities		180,156

Net Assets		$ 19,719,027
Net Assets consist of:
Paid in capital		$ 19,720,132
Undistributed net investment income		175
Accumulated net realized gain (loss) on investments		(1,280)
Net Assets		$ 19,719,027
Calculation of Maximum Offering Price

Class I: Net Asset Value, offering price and redemption price per share ($18,841,376 ÷ 18,841,213 shares)		$ 1.00

Class II: Net Asset Value, offering price and redemption price per share ($259,894 ÷ 259,907 shares)		$ 1.00

Class III: Net Asset Value, offering price and redemption price per share ($456,252 ÷ 456,697 shares)		$ 1.00

Select Class: Net Asset Value, offering price and redemption price per share ($161,505 ÷ 161,503 shares)		$ 1.00

Statement of Operations

Amounts in thousands	Year ended March 31, 2004

Investment Income
Interest		$ 216,052

Expenses
Management fee	$ 35,911
Transfer agent fees	2,723
Distribution fees	1,351
Accounting fees and expenses	1,047
Non-interested trustees' compensation	94
Appreciation in deferred trustee compensation account	15
Custodian fees and expenses	253
Registration fees	119
Audit	118
Legal	52
Miscellaneous	79
Total expenses before reductions	41,762
Expense reductions	(8,143)	33,619
Net investment income		182,433
Net realized gain (loss) on investment securities		(866)
Net increase in net assets resulting from operations		$ 181,567

See accompanying notes which are an integral part of the financial statements.

Annual Report

Money Market Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended March 31, 2004	Year ended March 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 182,433	$ 288,234
Net realized gain (loss)	(866)	(62)
Net increase (decrease) in net assets resulting from operations	181,567	288,172
Distributions to shareholders from net investment income	(182,123)	(288,234)
Share transactions - net increase (decrease)	2,725,550	(1,203,994)
Total increase (decrease) in net assets	2,724,994	(1,204,056)

Net Assets
Beginning of period	16,994,033	18,198,089
End of period (including undistributed net investment income of $175 and undistributed net investment income of $0, respectively)	$ 19,719,027	$ 16,994,033

Financial Highlights - Class I

Years ended March 31,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.010	.016	.032	.063	.053
Distributions from net investment income	(.010)	(.016)	(.032)	(.063)	(.053)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	1.03%	1.59%	3.20%	6.47%	5.47%
Ratios to Average Net AssetsB
Expenses before expense reductions	.23%	.22%	.23%	.24%	.24%
Expenses net of voluntary waivers, if any	.18%	.18%	.18%	.18%	.18%
Expenses net of all reductions	.18%	.18%	.18%	.18%	.18%
Net investment income	1.03%	1.58%	3.13%	6.26%	5.36%
Supplemental Data
Net assets, end of period (in millions)	$ 18,841	$ 16,325	$ 17,038	$ 19,337	$ 14,984

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class II

Years ended March 31,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.009	.014	.030	.061	.052
Distributions from net investment income	(.009)	(.014)	(.030)	(.061)	(.052)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	.88%	1.46%	3.04%	6.31%	5.31%
Ratios to Average Net AssetsB
Expenses before expense reductions	.38%	.38%	.37%	.39%	.40%
Expenses net of voluntary waivers, if any	.33%	.33%	.33%	.33%	.33%
Expenses net of all reductions	.33%	.33%	.33%	.33%	.33%
Net investment income	.87%	1.43%	2.89%	6.11%	5.17%
Supplemental Data
Net assets, end of period (in millions)	$ 260	$ 206	$ 376	$ 271	$ 200

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class III

Years ended March 31,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.008	.013	.029	.060	.051
Distributions from net investment income	(.008)	(.013)	(.029)	(.060)	(.051)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	.78%	1.34%	2.94%	6.20%	5.20%
Ratios to Average Net AssetsB
Expenses before expense reductions	.48%	.48%	.48%	.49%	.50%
Expenses net of voluntary waivers, if any	.43%	.43%	.43%	.43%	.43%
Expenses net of all reductions	.43%	.43%	.43%	.43%	.43%
Net investment income	.77%	1.33%	2.88%	6.01%	5.10%
Supplemental Data
Net assets, end of period (in millions)	$ 456	$ 439	$ 784	$ 789	$ 683

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Select Class

Years ended March 31,	2004	2003	2002D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.010	.015	.004
Distributions from net investment income	(.010)	(.015)	(.004)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00
Total ReturnB,C	.98%	1.54%	.38%
Ratios to Average Net AssetsE
Expenses before expense reductions	.28%	.28%	.27%A
Expenses net of voluntary waivers, if any	.23%	.23%	.23%A
Expenses net of all reductions	.23%	.23%	.23%A
Net investment income	.98%	1.53%	1.90%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 161,505	$ 24,271	$ 100

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period January 17, 2002 (commencement of sale of shares) to March 31, 2002.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Tax-Exempt Portfolio

Investments March 31, 2004

Showing Percentage of Net Assets

Municipal Securities - 98.5%
	Principal Amount (000s)	Value (Note 1) (000s)
Alabama - 3.7%
Bessemer Med. Clinic Board Rev. Bonds Series PT 909, 1.15%, tender 3/3/05 (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)(e)	$ 16,270	$ 16,270
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.):
Series 1995 B, 1.12%, VRDN (b)	18,400	18,400
Series 1995 D, 1.15%, VRDN (b)	3,150	3,150
Series 1995 E, 1.08%, VRDN (b)	26,500	26,500
Series 1999 A, 1.12%, VRDN (b)	14,950	14,950
Series 1999 C, 1.12%, VRDN (b)	24,000	24,000
Eutaw Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) 1.12%, VRDN (b)	2,500	2,500
Homewood Edl. Bldg. Auth. Rev. 1.12% (AMBAC Insured), VRDN (b)	29,740	29,740
Houston County Health Care Auth. Rev. Participating VRDN Series PT 880, 1.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,100	4,100
Jefferson County Swr. Rev. Participating VRDN Series MS 00 397, 1.07% (Liquidity Facility Morgan Stanley) (b)(d)	8,545	8,545
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series C, 1.12%, VRDN (b)	12,000	12,000
Montgomery Baptist Med. Ctr. Spl. Care Facilities Fing. Auth. Rev. (Baptist Med. Ctr. Proj.) Series 1994 A, 1.07%, LOC AmSouth Bank NA, Birmingham, VRDN (b)	3,265	3,265
Tuscaloosa County Port Auth. Rev. (Capstone Hotel Ltd. Proj.) Series 1989 A, 1.09%, LOC Southtrust Bank NA, VRDN (b)	2,995	2,995
		166,415
Alaska - 0.6%
Alaska Hsg. Fin. Corp. Participating VRDN:
Series BA 97 F, 1.12% (Liquidity Facility Bank of America NA) (b)(d)	2,100	2,100
Series Merlots 99 D, 1.1% (Liquidity Facility Wachovia Bank NA) (b)(d)	3,300	3,300
Valdez Marine Term. Rev. (BP Pipelines, Inc. Proj.):
Series 2003 A, 1.12%, VRDN (b)	4,300	4,300
Series B, 1.12%, VRDN (b)	15,900	15,900
		25,600
Arizona - 1.6%
Arizona Health Facilities Auth. Hosp. Sys. Rev. Bonds (Yavapai Reg'l. Med. Ctr. Proj.) 1.13%, tender 4/7/04 (FSA Insured) (b)	7,215	7,215

	Principal Amount (000s)	Value (Note 1) (000s)
Arizona School Facilities Board Ctfs. of Prtn. Participating VRDN Series PT 1773, 1.07% (Liquidity Facility WestLB AG) (b)(d)	$ 4,960	$ 4,960
Arizona Trans. Board Hwy. Rev. Participating VRDN Series ROC II R1038, 1.08% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	4,150	4,150
Maricopa County Gen. Oblig. Bonds 4% 7/1/04	4,200	4,232
Phoenix Gen. Oblig. Participating VRDN Series PT 1436, 1.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	95	95
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Paradise Lakes Apt. Proj.) Series 1995, 1.08%, LOC Gen. Elec. Cap. Corp., VRDN (b)	18,000	18,000
Phoenix Indl. Dev. Auth. Rev. (Desert Botanical Garden Proj.) Series 2000, 1.08%, LOC Bank One NA, Chicago, VRDN (b)	2,500	2,500
Pima County Indl. Dev. Auth. Indl. Rev. Participating VRDN Series LB 00 L21, 1.08% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	3,090	3,090
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev.:
Participating VRDN:
Series PT 1512, 1.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	1,665	1,665
Series SG 03 160, 1.07% (Liquidity Facility Societe Generale) (b)(d)	18,600	18,600
Series 1997 A, 1.03% 6/3/04, CP	6,700	6,700
		71,207
Arkansas - 0.0%
Arkansas Hosp. Equip. Fin. Auth. (Baptist Health Proj.) Series 1995, 1.07% (MBIA Insured), VRDN (b)	1,950	1,950
California - 9.9%
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Bonds Series PT 795, 1.05%, tender 7/8/04 (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)(e)	9,990	9,990
Participating VRDN:
Series FRRI 03 L11, 1.08% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	17,800	17,800
Series FRRI 03 L12, 1.08% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	20,000	20,000
Series PA 1099, 1.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,995	4,995
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Dept. of Wtr. Resources Pwr. Supply Rev.: - continued
Participating VRDN:
Series PT 1226, 1.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 5,750	$ 5,750
Series PT 1753, 1.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	14,710	14,710
Series 2002 B2, 1.15%, LOC BNP Paribas SA, VRDN (b)	7,925	7,925
California Gen. Oblig.:
Bonds:
Series FRRI 03 F5J, 1.15%, tender 6/15/04 (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)(e)	77,400	77,400
Series LB 03 F8J, 1.05%, tender 6/1/04 (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)(e)	77,500	77,500
RAN:
Series A1, 2% 6/23/04, LOC HSH Nordbank AG	5,400	5,411
Series A2, 2% 6/23/04, LOC Citibank NA, New York	10,900	10,923
Series A3, 2% 6/23/04, LOC BNP Paribas SA, LOC UBS AG	9,500	9,520
Series A4, 2% 6/23/04, LOC Bank of Nova Scotia New York Agcy.	7,300	7,315
Series A5, 2% 6/23/04, LOC Bayerische Landesbank Girozentrale	10,700	10,722
Series A6, 2% 6/23/04, LOC DEPFA BANK PLC	7,300	7,315
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific Gas & Elec. Co. Proj.) Series E, 1.14%, LOC JPMorgan Chase Bank, VRDN (b)	5,000	5,000
California State Univ. Rev. & Colleges Participating VRDN Series MS 917, 1.05% (Liquidity Facility Morgan Stanley) (b)(d)	7,360	7,360
Hacienda La Puente Unified School District Participating VRDN Series PT 1988, 1.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,290	6,290
Los Angeles County Gen. Oblig. TRAN Series A, 2% 6/30/04	25,000	25,057
Los Angeles Unified School District Participating VRDN:
Series MS 01 629, 1.05% (Liquidity Facility Morgan Stanley) (b)(d)	15,995	15,995
Series PA 1117, 1.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,495	6,495
Series PT 1730, 1.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	20,000	20,000

	Principal Amount (000s)	Value (Note 1) (000s)
Series PT 1854, 1.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 7,415	$ 7,415
Series ROCS RR II R25, 1.05% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	6,665	6,665
Los Angeles Wastewtr. Sys. Rev. Participating VRDN:
Series EGL 03 33, 1.05% (Liquidity Facility Citibank NA, New York) (b)(d)	11,870	11,870
Series ROC II R4511, 1.05% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	5,240	5,240
Modesto Irrigation District Ctfs. of Prtn. Participating VRDN Series PT 2123, 1.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,535	8,535
Northern California Pwr. Agcy. Pub. Pwr. Rev. Participating VRDN Series MS 01 836, 1.05% (Liquidity Facility Morgan Stanley) (b)(d)	5,995	5,995
Pajaro Valley Unified School District Participating VRDN Series PA 1182, 1.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,290	4,290
Pleasant Valley School District Participating VRDN Series PT 814, 1.04% (Liquidity Facility Svenska Handelsbanken AB) (b)(d)	4,995	4,995
Redlands Unified School District Participating VRDN Series PT 1891, 1.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,380	5,380
Univ. of California Revs. Participating VRDN Series MS 00 479, 1.05% (Liquidity Facility Morgan Stanley) (b)(d)	4,300	4,300
Vallejo City Unified School District Participating VRDN Series PT 1664, 1.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,900	5,900
		444,058
Colorado - 2.8%
Arapahoe Park & Recreation District Participating VRDN Series PT 1677, 1.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	1,600	1,600
Colorado Ed. Ln. Prog. TRAN 1.75% 8/9/04	9,200	9,218
Colorado Health Facilities Auth. Rev. (Boulder Cmnty. Hosp. Proj.) Series 2000, 1.18%, LOC Bank One NA, Chicago, VRDN (b)	19,100	19,100
Colorado Hsg. & Fin. Auth. Bonds Series 2003 B5, 1% 7/1/04	38,300	38,300
Colorado Springs Utils. Rev. Participating VRDN:
Series SGA 88, 1.13% (Liquidity Facility Societe Generale) (b)(d)	10,100	10,100
Series SGB 28, 1.08% (Liquidity Facility Societe Generale) (b)(d)	12,000	12,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Colorado - continued
Denver City & County Arpt. Rev. Participating VRDN:
Series Merlots 97 Q, 1.1% (Liquidity Facility Wachovia Bank NA) (b)(d)	$ 2,900	$ 2,900
Series MS 00 425, 1.12% (Liquidity Facility Morgan Stanley) (b)(d)	8,433	8,433
El Paso County School District #38 Participating VRDN Series PT 1754, 1.07% (Liquidity Facility WestLB AG) (b)(d)	3,080	3,080
Moffat County Poll. Cont. Rev. (Colorado-UTE Elec. Assoc., Inc. Proj.) Series 1984, 1.23% (AMBAC Insured), VRDN (b)	1,125	1,125
Reg'l. Trans. District Sales Tax Rev. Participating VRDN Series MS 01 679, 1.07% (Liquidity Facility Morgan Stanley) (b)(d)	6,925	6,925
Southern Ute Indian Tribe of Southern Ute Indian Reservation Bonds 1.08%, tender 8/2/04 (b)	3,500	3,500
Summit County School District #RE1 TAN 1.45% 6/30/04	11,350	11,360
		127,641
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1993 C, 1.28%, VRDN (b)	5,000	5,000
District Of Columbia - 0.8%
District of Columbia Gen. Oblig. Participating VRDN:
Series PT 1931, 1.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,900	5,900
Series PT 750, 1.07% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	14,635	14,635
Series PT 852, 1.07% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	5,455	5,455
Series ROC II 99 10, 1.08% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	3,965	3,965
District of Columbia Wtr. & Swr. Auth. Participating VRDN Series PA 612, 1.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,320	5,320
		35,275
Florida - 6.9%
Alachua County Health Facilities Auth. Health Facilities Rev. Participating VRDN Series PT 834, 1.07% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	3,000	3,000
Collier County Health Facilities Auth. Hosp. Rev. (Cleveland Clinic Health Sys. Proj.) Series 2003 C1, 1.12%, LOC JPMorgan Chase Bank, VRDN (b)	15,375	15,375
Deltona Util. Sys. Rev. Participating VRDN Series PT 2026, 1.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,265	5,265

	Principal Amount (000s)	Value (Note 1) (000s)
Florida Board of Ed. Cap. Outlay Participating VRDN:
Series EGL 01 0905, 1.08% (Liquidity Facility Citibank NA, New York) (b)(d)	$ 5,630	$ 5,630
Series EGL 96 C0905 Class A, 1.08% (Liquidity Facility Citibank NA, New York) (b)(d)	9,900	9,900
Series MSTC 01 161, 1.13% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	6,395	6,395
Series PT 1743, 1.07% (Liquidity Facility WestLB AG) (b)(d)	2,425	2,425
Florida Board of Ed. Lottery Rev. Participating VRDN:
Series EGL 00 0904, 1.08% (Liquidity Facility Citibank NA, New York) (b)(d)	5,000	5,000
Series EGL 01 0904, 1.08% (Liquidity Facility Citibank NA, New York) (b)(d)	23,375	23,375
Series MS 01 570, 1.07% (Liquidity Facility Morgan Stanley) (b)(d)	13,585	13,585
Series MSTC 01 115, 1.13% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	35,955	35,955
Series MSTC 01 160, 1.13% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	13,315	13,315
Series PT 1687, 1.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	16,920	16,920
Florida Board of Ed. Pub. Ed. Participating VRDN Series SGA 00 102, 1.13% (Liquidity Facility Societe Generale) (b)(d)	23,000	23,000
Florida Dept. of Envir. Protection Preservation Rev. Participating VRDN Series PT 1897, 1.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	9,335	9,335
Florida Gen. Oblig. Participating VRDN Series ROC II R1001 1.08% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	7,565	7,565
Florida Hsg. Fin. Agcy. (Town Colony II Proj.) Series 1985 EE, 1.06%, LOC Cr. Suisse First Boston Bank, VRDN (b)	3,600	3,600
Florida Local Govt. Fin. Auth. Rev. Series A, 1% 7/15/04, LOC Wachovia Bank NA, CP	4,680	4,680
Jacksonville Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) 1.17%, VRDN (b)	5,100	5,100
JEA Elec. Sys. Rev. Participating VRDN Series PA 1068, 1.08% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,620	5,620
Kissimmee Util. Auth. Elec. Sys. Rev. Series 2000 A, 0.96% 4/6/04, CP	6,300	6,300
Lakeland Elec. & Wtr. Rev. Participating VRDN Series EGL 96 0901, 1.19% (Liquidity Facility Citibank NA, New York) (b)(d)	1,330	1,330
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Florida - continued
Martin County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2000, 1.13%, VRDN (b)	$ 11,150	$ 11,150
Miami-Dade County Edl. Facilities Auth. Rev. Participating VRDN Series PT 2078, 1.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,320	4,320
Miami-Dade County Gen. Oblig. Series B, 0.97% 4/8/04, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	5,800	5,800
Miami-Dade County Health Facilities Auth. Hosp. Rev. Participating VRDN Series PT 721, 1.07% (Liquidity Facility BNP Paribas SA) (b)(d)	9,300	9,300
Miami-Dade County Pub. Svc. Tax Rev. Participating VRDN Series MSTC 02 9043, 1.1% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	3,160	3,160
Miami-Dade County School Board Ctfs. of Prtn. Participating VRDN Series PT 845, 1.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,400	6,400
Orange County Tourist Dev. Tax Rev. Bonds Series MS 817, 1.15%, tender 4/22/04 (Liquidity Facility Morgan Stanley) (b)(d)(e)	7,315	7,315
Palm Beach County Rev. (Morse Oblig. Group Proj.) 1.05%, LOC Key Bank NA, VRDN (b)	10,000	10,000
Pasco County Indl. Dev. Rev. (Academy Lakes Day School Proj.) 1.1%, LOC Bank of America NA, VRDN (b)	2,070	2,070
Sunshine State Govt. Fing. Commission Rev. 0.98% 4/5/04 (FGIC Insured), CP	3,900	3,900
Tampa Bay Wtr. Util. Sys. Rev. Participating VRDN Series BA 01 N, 1.1% (Liquidity Facility Bank of America NA) (b)(d)	5,200	5,200
Tampa Sports Auth. Rev. Participating VRDN Series SGA 61, 1.13% (Liquidity Facility Societe Generale) (b)(d)	19,400	19,400
		310,685
Georgia - 2.4%
Atlanta Arpt. Rev. Participating VRDN Series EGL 00 1003, 1.08% (Liquidity Facility Citibank NA, New York) (b)(d)	10,000	10,000
Cobb County Dev. Auth. Student Hsg. Rev. (Kennesaw State Univ. Foundation Prog.) Series B, 1.01%, LOC Wachovia Bank NA, VRDN (b)	25,045	25,045
Fulton County Bldg. Auth. Rev. Participating VRDN Series Putters 323, 1.03% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	13,600	13,600

	Principal Amount (000s)	Value (Note 1) (000s)
Fulton County Hsg. Auth. Rev. 1.13% (American Int'l. Group, Inc. Guaranteed), VRDN (b)	$ 19,000	$ 19,000
Gainesville & Hall County Dev. Auth. Rev. (Lanier Village Estates Proj.) 1.2%, LOC Bank of America NA, VRDN (b)	10,750	10,750
Georgia Gen. Oblig. Participating VRDN Series EGL 01 1001, 1.08% (Liquidity Facility Citibank NA, New York) (b)(d)	10,580	10,580
Georgia Muni. Elec. Auth. Pwr. Rev. Participating VRDN Series BA 02 D, 1.1% (Liquidity Facility Bank of America NA) (b)(d)	6,810	6,810
Georgia Road & Thruway Auth. Rev. Participating VRDN Series Putters 373, 1.05% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	7,495	7,495
Metro. Atlanta Rapid Transit Auth. Sales Tax Rev. Participating VRDN Series ROC II R4011, 1.08% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	3,230	3,230
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.) Second Series 1995, 1.2%, tender 4/12/04 (b)	3,100	3,100
		109,610
Hawaii - 0.2%
Hawaii Arpts. Sys. Rev. Bonds 2%, tender 7/1/04, LOC Societe Generale (b)	4,600	4,611
Hawaii Gen. Oblig. Participating VRDN Series ROC II R153, 1.08% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	3,300	3,300
		7,911
Idaho - 0.5%
Idaho Gen. Oblig. TAN 2% 6/30/04	22,400	22,456
Illinois - 4.9%
Chicago Board of Ed. Participating VRDN:
Series BA 96 BB, 1.12% (Liquidity Facility Bank of America NA) (b)(d)	9,000	9,000
Series MSDW 01 467, 1.07% (Liquidity Facility Morgan Stanley) (b)(d)	3,000	3,000
1.07% (Liquidity Facility WestLB AG) (b)(d)	4,235	4,235
Chicago Gas Supply Rev. Bonds (Peoples Gas Lt. & Coke Co. Proj.) Series 2000 B, 1.25% tender 6/7/04, CP mode	1,000	1,000
Chicago Gen. Oblig. Participating VRDN:
Series Merlots 00 A12, 1.1% (Liquidity Facility Wachovia Bank NA) (b)(d)	2,200	2,200
Series MS 00 426, 1.07% (Liquidity Facility Morgan Stanley) (b)(d)	7,695	7,695
Series PA 643R, 1.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,895	5,895
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Chicago Park District Participating VRDN Series PT 1874, 1.07% (Liquidity Facility WestLB AG) (b)(d)	$ 7,390	$ 7,390
Chicago Pub. Bldg. Commission Bldg. Rev. Participating VRDN:
Series PT 1798, 1.07% (Liquidity Facility WestLB AG) (b)(d)	7,485	7,485
Series PT 1835, 1.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,010	6,010
Chicago Rev. (HomeStart Prog.) Series 2000 A, 1.12%, LOC Northern Trust Co., Chicago, LOC Bank One NA, VRDN (b)	5,000	5,000
Chicago Skyway Toll Bridge Rev. Participating VRDN Series EGL 01 1304, 1.08% (Liquidity Facility Citibank NA, New York) (b)(d)	3,000	3,000
Chicago Tax Increment Rev. (Stockyards Southeast Quad Proj.) Series 1996 B, 1.1%, LOC Northern Trust Co., Chicago, VRDN (b)	9,700	9,700
Chicago Wtr. Rev. Participating VRDN Series Merlots 00 TT, 1.1% (Liquidity Facility Wachovia Bank NA) (b)(d)	2,400	2,400
Cook County Gen. Oblig. Participating VRDN Series EGL 01 1302, 1.08% (Liquidity Facility Citibank NA, New York) (b)(d)	6,700	6,700
Illinois Dev. Fin. Auth. Poll. Cont. Rev. (Uno-Ven Co. Proj.) Series 1994, 1.08%, LOC Bank One NA, Chicago, VRDN (b)	3,500	3,500
Illinois Dev. Fin. Auth. Rev.:
(AMR Pooled Fing. Prog.) Series 1999 B1, 1.12%, LOC Bank One NA, Chicago, VRDN (b)	8,590	8,590
(Illinois Valley Cmnty. Hosp. Proj.) Series 1999 D1, 1.12%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	5,215	5,215
Illinois Edl. Facilities Auth. Revs. Participating VRDN Series Merlots 97 U, 1.1% (Liquidity Facility Wachovia Bank NA) (b)(d)	4,250	4,250
Illinois Gen. Oblig. Participating VRDN:
Series EGL 00 1304, 1.08% (Liquidity Facility Citibank NA, New York) (b)(d)	2,300	2,300
Series Merlots 02 A49, 1.1% (Liquidity Facility Wachovia Bank NA) (b)(d)	5,925	5,925
Series MS 98 143, 1.07% (Liquidity Facility Morgan Stanley) (b)(d)	24,980	24,980
Series PT 1975, 1.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,040	4,040
Series Putters 133, 1.07% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(d)	4,960	4,960
Illinois Health Facilities Auth. Rev.:
(Memorial Health Sys. Proj.) 1.17%, LOC Bank One NA, Chicago, VRDN (b)	4,500	4,500

	Principal Amount (000s)	Value (Note 1) (000s)
(Swedish Covenant Hosp. Proj.):
Series 2003 A, 1.02%, LOC Lasalle Bank NA, VRDN (b)	$ 18,750	$ 18,750
Series 2003 B, 1.02%, LOC Lasalle Bank NA, VRDN (b)	26,550	26,550
Illinois Reg'l. Trans. Auth. Participating VRDN:
Series EGL 01 1306, 1.08% (Liquidity Facility Citibank NA, New York) (b)(d)	8,600	8,600
Series Merlots 02 A24, 1.1% (Liquidity Facility Wachovia Bank NA) (b)(d)	4,975	4,975
Quad Cities Reg'l. Econ. Dev. Auth. Rev. (Two Rivers YMCA, Inc. Proj.) 1.17%, LOC U.S. Bank NA, Minnesota, VRDN (b)	2,600	2,600
Univ. of Illinois Auxiliary Facilities Sys. Rev. Participating VRDN:
Series EGL 00 1301, 1.08% (Liquidity Facility Citibank NA, New York) (b)(d)	6,855	6,855
Series SG 65, 1.07% (Liquidity Facility Societe Generale) (b)(d)	3,000	3,000
		220,300
Indiana - 1.8%
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Participating VRDN Series PT 1412, 1.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	12,475	12,475
Indiana Toll Road Commission Toll Road Rev. Participating VRDN Series Merlots 01 A104, 1.1% (Liquidity Facility Wachovia Bank NA) (b)(d)	3,370	3,370
Indiana Univ. Revs.:
0.97% 8/13/04, LOC Bank One NA, Chicago, CP	5,500	5,500
1% 6/10/04, LOC Bank One NA, Chicago, CP	4,500	4,500
Indianapolis Gen. Oblig. Series 2002 A2, 0.98% 8/26/04, LOC Key Bank NA, CP	14,582	14,582
Indianapolis Thermal Energy Sys. Participating VRDN Series PT 2080, 1.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	2,995	2,995
Richmond Econ. Dev. Rev. (Friends Fellowship Cmnty. Proj.) Series 1993, 1.17%, LOC U.S. Bank NA, Minnesota, VRDN (b)	1,500	1,500
Sullivan Poll. Cont. Rev. Bonds (Hoosier Energy Rural Elec. Coop. Proj.):
Series 1985 L1, 1.1% tender 4/8/04 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	5,400	5,400
Series 1985 L4, 1.1% tender 4/8/04 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	6,985	6,985
Series 1985 L5, 1.1% tender 4/8/04 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	10,700	10,700
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Indiana - continued
Valparaiso Econ. Dev. Rev. (Indiana Retirement Cmnty. Proj.) 1.17%, LOC Bank One NA, Chicago, VRDN (b)	$ 1,600	$ 1,600
Westfield Independent High School Bldg. Corp. Participating VRDN Series Putters 98 236, 1.07% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	10,065	10,065
		79,672
Iowa - 1.1%
Grinnell Hosp. Rev. (Grinnell Reg'l. Med. Ctr. Proj.) 1.17%, LOC U.S. Bank NA, Minnesota, VRDN (b)	4,935	4,935
Iowa Fin. Auth. Wellness Facilities Rev. (Cmnty. Y of Marshalltown Proj.) 1.1%, LOC Bank of America NA, VRDN (b)	2,500	2,500
Iowa Gen. Oblig. TRAN 2% 6/29/04	40,000	40,092
		47,527
Kansas - 0.1%
Kansas Dept. of Trans. Hwy. Rev. Participating VRDN Series EGL 00 1601, 1.08% (Liquidity Facility Citibank NA, New York) (b)(d)	4,000	4,000
Kentucky - 1.7%
Clark County Poll. Cont. Rev. Bonds (East Kentucky Pwr. Coop., Inc. Proj.) Series J2, 1%, tender 4/15/04 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed) (b)	4,090	4,090
Danville Multi-City Lease Rev. Bonds (Kentucky Muni. League Pooled Lease Fing. Prog.) 0.98% tender 7/9/04, LOC PNC Bank NA, Pittsburgh, CP mode	18,800	18,800
Kentucky Hsg. Corp. Single Family Mtg. Rev. Participating VRDN Series PT 741, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	115	115
Kentucky Property & Bldgs. Commission Revs.:
Bonds (#77 Proj.) 3% 8/1/04	2,000	2,013
Participating VRDN Series MS 874, 1.07% (Liquidity Facility Morgan Stanley) (b)(d)	5,060	5,060
Louisville & Jefferson County Metro. Swr. District Swr. & Drain Sys. Rev. Participating VRDN Series EGL 01 1701, 1.08% (Liquidity Facility Citibank NA, New York) (b)(d)	3,915	3,915
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop. Proj.):
Series 1984 B1, 1.23% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (b)	2,600	2,600
Series 1984 B2, 1.23% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (b)	7,350	7,350

	Principal Amount (000s)	Value (Note 1) (000s)
Series 1984 B3, 1.23% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (b)	$ 6,775	$ 6,775
Middletown Rev. (Christian Academy Proj.) Series 1997, 1.17%, LOC Bank One, Kentucky NA, VRDN (b)	10,300	10,300
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 1992 A, 1.08% tender 8/12/04, CP mode	14,100	14,100
		75,118
Louisiana - 0.7%
Ernest N. Morial-New Orleans Exhibit Hall Auth. Spl. Tax Participating VRDN Series Merlots 03 A46, 1.1% (Liquidity Facility Wachovia Bank NA) (b)(d)	8,100	8,100
Louisiana Local Govt. Envir. Facilities Cmnty. Dev. Auth. Rev. (LCDA Ln. Prog.) Series 2001 B, 1.12% (AMBAC Insured), VRDN (b)	15,815	15,815
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2003 B, 1.08%, LOC Bank One NA, Chicago, VRDN (b)	5,700	5,700
		29,615
Maine - 0.1%
Maine Health & Higher Ed. Facilities Auth. Rev. Participating VRDN Series PT 1923, 1.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	2,745	2,745
Maine Tpk. Auth. Tpk. Rev. Participating VRDN Series EGL 00 1901, 1.08% (Liquidity Facility Citibank NA, New York) (b)(d)	3,975	3,975
		6,720
Maryland - 2.3%
Anne Arundel County Gen. Oblig. Series A, 0.93% 4/21/04, CP	6,600	6,600
Anne Arundel County Port Facilities Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) Series 1985, 1.09% tender 8/13/04, CP mode	3,000	3,000
Baltimore County Gen. Oblig. 1.05% 4/7/04, CP	25,000	25,000
Baltimore County Poll. Cont. Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) Series 1985, 1.05% tender 6/25/04, CP mode	15,740	15,740
Baltimore Rev. Participating VRDN Series SGA 20, 1.09% (Liquidity Facility Societe Generale) (b)(d)	5,500	5,500
Maryland Gen. Oblig. Participating VRDN Series MS 840, 1.05% (Liquidity Facility Morgan Stanley) (b)(d)	26,900	26,900
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev. Series A, 0.95% 4/16/04, CP	$ 4,965	$ 4,965
Montgomery County Econ. Dev. Rev. (Riderwood Village, Inc. Proj.) 1.05%, LOC Manufacturers & Traders Trust Co., VRDN (b)	15,000	15,000
		102,705
Massachusetts - 0.9%
Massachusetts Gen. Oblig.:
Participating VRDN Series EGL 040005, 1.05% (Liquidity Facility Citibank NA) (b)(d)	12,000	12,000
(Central Artery Proj.):
Series 2000 A, 1.12% (Liquidity Facility Landesbank Baden-Wuerttemberg), VRDN (b)	6,000	6,000
Series B, 1.12%, VRDN (b)	7,200	7,200
BAN Series A, 1.5% 4/20/04	14,800	14,804
		40,004
Michigan - 2.0%
Detroit City School District Participating VRDN:
Series BA 01 P, 1.12% (Liquidity Facility Bank of America NA) (b)(d)	6,075	6,075
Series PT 1579, 1.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	13,040	13,040
Detroit Swr. Disp. Rev. Participating VRDN Series PA 1183, 1.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,025	8,025
Detroit Wtr. Supply Sys. Rev. Participating VRDN:
Series Merlots 00 D, 1.1% (Liquidity Facility Wachovia Bank NA) (b)(d)	2,000	2,000
Series MS 782, 1.07% (Liquidity Facility Morgan Stanley) (b)(d)	7,000	7,000
Series SG 64, 1.07% (Liquidity Facility Societe Generale) (b)(d)	2,000	2,000
Huron Valley School District Participating VRDN Series EGL 01 2203, 1.08% (Liquidity Facility Citibank NA, New York) (b)(d)	13,375	13,375
Michigan Bldg. Auth. Rev. Participating VRDN:
Series AAB 03 35, 1.11% (Liquidity Facility ABN-AMRO Bank NV) (b)(d)	10,595	10,595
Series EGL 01 2202, 1.08% (Liquidity Facility Citibank NA, New York) (b)(d)	8,145	8,145
Series PA 889R, 1.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,795	7,795

	Principal Amount (000s)	Value (Note 1) (000s)
Michigan Gen. Oblig. Participating VRDN Series Putters 125, 1.07% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(d)	$ 9,055	$ 9,055
Wayne-Westland Cmnty. Schools Participating VRDN Series MS 98 67, 1.07% (Liquidity Facility Morgan Stanley) (b)(d)	1,000	1,000
		88,105
Minnesota - 2.0%
Duluth Econ. Dev. Auth. Health Care Facilities Rev. (Miller-Dwan Med. Ctr. #97 Proj.) 1.17%, LOC U.S. Bank NA, Minnesota, VRDN (b)	4,050	4,050
Minneapolis & Saint Paul Hsg. Fin. Board Rev. Participating VRDN Series MS 01 634, 1.1% (Liquidity Facility Morgan Stanley) (b)(d)	7,800	7,800
Minneapolis & Saint Paul Metro. Arpts. Commission Arpt. Rev. Participating VRDN:
Series Merlots 00 ZZ, 1.1% (Liquidity Facility Wachovia Bank NA) (b)(d)	3,290	3,290
Series SGA 121, 1.09% (Liquidity Facility Societe Generale) (b)(d)	3,700	3,700
Minneapolis Spl. School District #1 RAN Series B, 1.75% 8/6/04 (Minnesota Gen. Oblig. Guaranteed)	20,000	20,054
Minnesota Gen. Oblig. Participating VRDN:
Series EGL 01 2301, 1.08% (Liquidity Facility Citibank NA, New York) (b)(d)	3,300	3,300
Series MS 01 719, 1.07% (Liquidity Facility Morgan Stanley) (b)(d)	6,860	6,860
Minnesota Hsg. Fin. Agcy. Bonds (Residential Hsg. Fin. Prog.) Series PT 114, 1.35%, tender 12/9/04 (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)(e)	16,210	16,210
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 1.1%, LOC Fannie Mae, VRDN (b)	21,400	21,400
Roseville Health Care Facilities (Presbyterian Homes Proj.) 1.17%, LOC U.S. Bank NA, Minnesota, VRDN (b)	3,505	3,505
		90,169
Mississippi - 0.7%
Mississippi Dev. Bank Spl. Oblig. Participating VRDN Series Merlots 00 HH, 1.1% (Liquidity Facility Wachovia Bank NA) (b)(d)	3,100	3,100
Mississippi Gen. Oblig. Participating VRDN:
Series EGL 99 2401, 1.08% (Liquidity Facility Citibank NA, New York) (b)(d)	5,300	5,300
Series MS 905, 1.07% (Liquidity Facility Morgan Stanley) (b)(d)	3,325	3,325
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Mississippi - continued
Mississippi Gen. Oblig. Participating VRDN: - continued
Series Putters 138, 1.07% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(d)	$ 14,405	$ 14,405
Series ROC II R1043, 1.08% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	4,475	4,475
		30,605
Missouri - 0.7%
Kansas City School District Bldg. Corp. Rev. Participating VRDN Series MS 908, 1.07% (Liquidity Facility Morgan Stanley) (b)(d)	1,788	1,788
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
Participating VRDN Series SG 157, 1.07% (Liquidity Facility Societe Generale) (b)(d)	14,840	14,840
(De Smet Jesuit High School Proj.) Series 2002, 1.17%, LOC U.S. Bank NA, Minnesota, VRDN (b)	5,900	5,900
(Saint Louis Univ. Proj.):
Series 1999 B, 1.17% (Liquidity Facility Bank of America NA), VRDN (b)	5,000	5,000
1.17% (Liquidity Facility U.S. Bank NA, Minnesota), VRDN (b)	4,990	4,990
		32,518
Nebraska - 0.7%
Lancaster County Hosp. Auth. (Immanuel Health Sys. Proj.) Series 2000 A, 1.12%, LOC Lasalle Bank NA, VRDN (b)	8,800	8,800
Muni. Energy Agcy. Pwr. Swr. Rev. Participating VRDN Series ROC II R2051, 1.08% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	4,395	4,395
Omaha Gen. Oblig. Participating VRDN:
Series EGL 00 2701, 1.08% (Liquidity Facility Citibank NA, New York) (b)(d)	9,000	9,000
Series MSTC 00 108, 1.13% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	9,495	9,495
		31,690
Nevada - 0.5%
Clark County Hwy. Impt. Rev. Series 2003 B, 0.98% 7/19/04, CP	6,000	6,000

	Principal Amount (000s)	Value (Note 1) (000s)
Nevada Gen. Oblig. Participating VRDN:
Series SG 39, 1.07% (Liquidity Facility Societe Generale) (b)(d)	$ 9,160	$ 9,160
Series SGB 31, 1.08% (Liquidity Facility Societe Generale) (b)(d)	7,600	7,600
		22,760
New Hampshire - 0.3%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Participating VRDN Series PT 1810, 1.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,295	5,295
New Hampshire Health & Ed. Facilities Auth. Rev. (Riverwoods at Exeter Proj.) 1.1%, LOC Fleet Nat'l. Bank, VRDN (b)	8,860	8,860
		14,155
New Jersey - 2.3%
New Jersey Econ. Dev. Auth. School Facilities Construction Rev. Participating VRDN Series PA 827R, 1.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,995	4,995
New Jersey Edl. Facilities Auth. Rev. Participating VRDN Series PT 1597, 1.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,970	3,970
New Jersey Gen. Oblig. Participating VRDN:
Series LB 03 L36J, 1.08% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	22,200	22,200
Series MSTC 01 174, 1.11% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	9,300	9,300
Series PT 1645, 1.02% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,835	8,835
New Jersey Tpk. Auth. Tpk. Rev. Participating VRDN:
Series EGL 03 0041, 1.05% (Liquidity Facility Citibank NA, New York) (b)(d)	3,900	3,900
Series FRRI 02 L30J, 1.08% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	12,900	12,900
Series PT 2105, 1.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	16,665	16,665
New Jersey Trans. Trust Fund Auth. Participating VRDN:
Series EGL 03 53, 1.05% (Liquidity Facility Citibank NA, New York) (b)(d)	19,000	19,000
Series MS 893, 1.05% (Liquidity Facility Morgan Stanley) (b)(d)	2,495	2,495
		104,260
New Mexico - 0.4%
Hurly Poll. Cont. Rev. (Kennecott Sante Fe Corp. Proj.) Series 1985, 1.12%, VRDN (b)	8,400	8,400
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New Mexico - continued
New Mexico Gen. Oblig.:
Participating VRDN Series LB 03 L48J, 1.08% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	$ 5,000	$ 5,000
TRAN 2% 6/30/04	3,700	3,709
		17,109
New York - 7.5%
Metro. Trans. Auth. Dedicated Tax Fund Participating VRDN Series PT 2014, 1.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	11,280	11,280
Metro. Trans. Auth. Rev. Participating VRDN:
Series PA 1040, 1.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,000	7,000
Series PT 1103, 1.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	16,095	16,095
New York City Gen. Oblig.:
Participating VRDN:
Series LB 03 L40J, 1.08% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	23,075	23,075
Series LB 03 L41J, 1.08% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	15,000	15,000
Series MS 01 525, 1.05% (Liquidity Facility Morgan Stanley) (b)(d)	6,910	6,910
Series ROC 251, 1.09% (Citigroup Global Markets Hldgs., Inc. Guaranteed) (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	12,000	12,000
RAN Series A, 2% 4/15/04	66,100	66,127
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series MS 726X, 1.05% (Liquidity Facility Morgan Stanley) (b)(d)	18,995	18,995
Series MS 914, 1.06% (Liquidity Facility Morgan Stanley) (b)(d)	4,600	4,600
Series PA 523, 1.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	32,640	32,640
Series PA 960, 1.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,100	7,100
New York Local Govt. Assistance Corp. Participating VRDN Series SG 99, 1.04% (Liquidity Facility Societe Generale) (b)(d)	8,900	8,900
New York State Dorm. Auth. Revs. Participating VRDN:
Series MSDW 00 305, 1.05% (Liquidity Facility Morgan Stanley) (b)(d)	13,670	13,670

	Principal Amount (000s)	Value (Note 1) (000s)
Series PA 784R, 1.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 2,000	$ 2,000
Series PT 1958, 1.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,870	5,870
New York State Energy Research & Dev. Auth. Poll. Cont. Rev. (New York State Elec. & Gas Corp. Proj.) Series 1994 C, 1.14%, LOC Bank One NA, Chicago, VRDN (b)	7,000	7,000
New York State Med. Care Facilities Fin. Agcy. Rev. Participating VRDN Series PT 411, 1.05% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	1,340	1,340
New York Transitional Fin. Auth. Rev. Participating VRDN:
Series FRRI 02 L11, 1.08% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	43,900	43,900
Series MS 01 698, 1.05% (Liquidity Facility Morgan Stanley) (b)(d)	4,925	4,925
Series ROC II R4052, 1.05% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	16,370	16,370
Tobacco Settlement Fing. Corp. Bonds Series PT 875, 1.35%, tender 12/9/04 (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)(e)	10,450	10,450
		335,247
Non State Specific - 0.1%
Clipper Tax-Exempt Trust Participating VRDN Series 2003 13, 1.22% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(d)	3,800	3,800
North Carolina - 1.8%
North Carolina Cap. Facilities Fin. Agcy. Rev. (Cap. Area YMCA Proj.) 1.1%, LOC Wachovia Bank NA, VRDN (b)	14,300	14,300
North Carolina Cap. Facilities Fin. Agcy. Student Rev. (Wolfpack Club Student Hsg. Fund LLC Proj.) Series A, 1.05%, LOC Wachovia Bank NA, VRDN (b)	15,910	15,910
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Participating VRDN:
Series MS 00 209, 1.07% (Liquidity Facility Morgan Stanley) (b)(d)	6,665	6,665
Series PA 693, 1.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,295	6,295
North Carolina Gen. Oblig. Participating VRDN Series PA 1246, 1.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,500	7,500
North Carolina Med. Care Commission Retirement Facilities Rev. (The Givens Estates Proj.) Series 2003 C, 1.05%, LOC Bank of Scotland, VRDN (b)	9,000	9,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
North Carolina - continued
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Participating VRDN:
Series PT 900, 1.07% (Liquidity Facility BNP Paribas SA) (b)(d)	$ 9,695	$ 9,695
Series Putters 341, 1.05% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(d)	6,775	6,775
Series ROC II R211, 1.08% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	4,330	4,330
		80,470
North Dakota - 0.2%
Ward County Health Care Facility Rev. Series 2002 A, 1.17%, LOC U.S. Bank NA, Minnesota, VRDN (b)	7,940	7,940
Ohio - 1.6%
Cuyahoga County Hosp. Rev. (Univ. Hosp. Health Sys., Inc. Proj.) Series 1999 C, 1.02% (AMBAC Insured), VRDN (b)	6,000	6,000
Erie County Health Care Facilities Rev. (Commons of Providence Proj.) Series 1999 B, 1.17%, LOC Bank One NA, VRDN (b)	3,400	3,400
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 1996, 1.14%, LOC Bank One NA, VRDN (b)	11,455	11,455
Ohio Gen. Oblig. Participating VRDN Series PT 1823, 1.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,395	6,395
Ohio Higher Edl. Facility Commission Rev. (Pooled Fing. Prog.):
Series 1997, 1.12%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	5,920	5,920
Series 1999, 1.12%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	8,500	8,500
Stow Gen. Oblig. BAN 1.75% 5/13/04	15,845	15,856
Summit County Civic Facilities Rev. (YMCA of Akron Proj.) Series 1997, 1.11%, LOC Key Bank NA, VRDN (b)	3,690	3,690
Warren County Health Care Facilities Rev. (Otterbein Homes Proj.) Series 1998 B, 1.16%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	12,805	12,805
		74,021
Oklahoma - 1.3%
Oklahoma Dev. Fin. Auth. Hosp. Rev. (Deaconess Health Care Corp. Proj.) Series 2000 A, 1.12%, LOC KBC Bank NV, VRDN (b)	6,300	6,300

	Principal Amount (000s)	Value (Note 1) (000s)
Oklahoma Dev. Fin. Auth. Rev. (Continuing Care Cmnty. Proj.) Series 2002 C, 1.17%, LOC KBC Bank NV, VRDN (b)	$ 4,000	$ 4,000
Payne County Econ. Dev. Auth. Student Hsg. Rev. (OSUF Phase III Proj.) 1.05% (AMBAC Insured), VRDN (b)	46,100	46,100
		56,400
Oregon - 1.1%
Oregon Gen. Oblig. TAN 2.25% 11/15/04	28,500	28,707
Oregon Hsg. & Cmnty. Svcs. Dept. Mtg. Rev. Bonds Series C, 1.13% 4/15/04	10,400	10,400
Port Morrow Poll. Cont. Rev. Participating VRDN Series FRRI 03 F4J, 1.18% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	10,000	10,000
		49,107
Pennsylvania - 5.2%
Allegheny County Hosp. Dev. Auth. Rev. Bonds Series PT 762, 1.25%, tender 8/26/04 (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)(e)	78,485	78,485
Allegheny County Port Auth. Bonds 2% 6/30/04, LOC PNC Bank NA, Pittsburgh	15,100	15,139
Chester County Health & Ed. Facilities Auth. Retirement Cmnty. Rev. (Kendal-Crosslands Communities Proj.) Series 2003, 1.05%, LOC Allied Irish Banks PLC, VRDN (b)	2,900	2,900
Delaware County Auth. Hosp. Rev. (Crozer-Chester Med. Ctr. Proj.) Series 1996, 1.12%, LOC KBC Bank NV, VRDN (b)	4,485	4,485
Geisinger Auth. Health Sys. Rev. (Geisinger Health Sys. Proj.) Series 2000, 1.12% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	4,400	4,400
Harrisburg Auth. Wtr. Rev. Series 2002 B, 1.07% (FSA Insured), VRDN (b)	8,000	8,000
Huntingdon County Gen. Auth. College Rev. Bonds (Juniata College Proj.) Series 2001 A, 1.15%, tender 5/1/04, LOC PNC Bank NA, Pittsburgh (b)	15,800	15,800
Lancaster Higher Ed. Auth. College Rev. (Franklin & Marshall College Proj.) Series 1997, 1.12% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	14,490	14,490
Luzerne County Indl. Dev. Auth. Rev. (United Methodist Homes Proj.) 1.07%, LOC Bank of New York, New York, VRDN (b)	5,520	5,520
Montgomery County Indl. Dev. Auth. Poll. Cont. Rev. (Gaudenzia Foundation, Inc. Prog.) 1.04%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	2,520	2,520
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Pennsylvania - continued
Montgomery Higher Ed. & Health Auth. Hosp. Rev. Participating VRDN Series MSTC 98 31 Class A, 1.12% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	$ 10,000	$ 10,000
Penn State Higher Edl. Facilities Auth. (Student Assoc., Inc. Proj.) Series C, 1.05%, LOC Wachovia Bank NA, VRDN (b)	9,080	9,080
Pennsylvania Gen. Oblig. Participating VRDN Series MSTC 00 110, 1.13% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	7,020	7,020
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Bonds (King's College Proj.) Series 2002 J3, 1.15%, tender 5/1/04, LOC PNC Bank NA, Pittsburgh (b)	4,000	4,000
(Carnegie-Mellon Univ. Proj.) Series D, 1.12% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	9,250	9,250
Pennsylvania Tpk. Commission Oil Franchise Tax Rev. Participating VRDN Series Putters 366Z, 1.05% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,000	5,000
Philadelphia Gas Works Rev. Participating VRDN Series PT 1144, 1.04% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,000	5,000
Philadelphia Gen. Oblig. TRAN 2% 6/30/04	6,400	6,416
Philadelphia Wtr. & Wastewtr. Rev. Participating VRDN:
Series FRRI 02 L16, 1.08% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	6,150	6,150
Series SG 158, 1.04% (Liquidity Facility Societe Generale) (b)(d)	7,995	7,995
Scranton-Lackawanna Health & Welfare Auth. Rev. (Elan Gardens Proj.) Series 1996, 1.11%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	3,850	3,850
Temple Univ. of the Commonwealth Sys. of Higher Ed. BAN 1.2% 5/4/04	8,200	8,200
		233,700
Rhode Island - 0.2%
Rhode Island & Providence Plantations Participating VRDN Series MS 01 568, 1.07% (Liquidity Facility Morgan Stanley) (b)(d)	9,780	9,780
South Carolina - 1.0%
Charleston County School District TAN 1.25% 4/14/04	10,100	10,101
Horry County School District Participating VRDN Series PT 2033, 1.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,765	3,765

	Principal Amount (000s)	Value (Note 1) (000s)
Richland County School District #1 Participating VRDN Series AAB 03 29, 1.12% (Liquidity Facility ABN-AMRO Bank NV) (b)(d)	$ 10,000	$ 10,000
South Carolina Pub. Svc. Auth. Rev. Participating VRDN:
Series EGL 00 4001, 1.08% (Liquidity Facility Citibank NA, New York) (b)(d)	2,000	2,000
Series EGL 03 0044, 1.08% (Liquidity Facility Citibank NA, New York) (b)(d)	4,200	4,200
Series PT 1846, 1.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,640	8,640
South Carolina Trans. Infrastructure Bank Rev. Participating VRDN Series SGA 116, 1.13% (Liquidity Facility Societe Generale) (b)(d)	8,365	8,365
		47,071
Tennessee - 1.7%
Bristol Health & Edl. Facilities Board Rev. Participating VRDN Series LB 03 L42J, 1.08% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	8,795	8,795
Johnson City Health & Edl. Hosp. Rev. Participating VRDN Series LB 03 L8J, 1.08% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	6,000	6,000
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. Participating VRDN Series PA 750, 1.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,935	7,935
Memphis Elec. Sys. Rev. Participating VRDN Series MS 880, 1.07% (Liquidity Facility Morgan Stanley) (b)(d)	5,500	5,500
Memphis Health, Edl. & Hsg. Facilities Board (Watergrove Apts. Proj.) Series 2004, 1.05%, LOC Freddie Mac, VRDN (b)	7,700	7,700
Sevier County Pub. Bldg. Auth.:
Series 2000 IV E1, 1.13% (AMBAC Insured), VRDN (b)	8,000	8,000
Series IV C1, 1.13% (FSA Insured), VRDN (b)	9,500	9,500
Series IV F2, 1.13% (AMBAC Insured), VRDN (b)	7,200	7,200
Shelby County Gen. Oblig.:
Participating VRDN Series EGL 00 4201, 1.08% (Liquidity Facility Citibank NA, New York) (b)(d)	8,000	8,000
TAN 2% 6/30/04	5,600	5,614
		74,244
Texas - 13.5%
Arlington Independent School District Participating VRDN Series PT 2120, 1.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,370	7,370
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Austin Elec. Util. Sys. Rev. Participating VRDN:
Series EGL 01 4302, 1.08% (Liquidity Facility Citibank NA, New York) (b)(d)	$ 10,000	$ 10,000
Series PT 1699, 1.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	2,785	2,785
Series SGA 131, 1.09% (Liquidity Facility Societe Generale) (b)(d)	8,605	8,605
Austin Gen. Oblig. Participating VRDN Series EGL 00 4305, 1.08% (Liquidity Facility Citibank NA, New York) (b)(d)	5,955	5,955
Austin Util. Sys. Rev. Participating VRDN Series BA 98 V, 1.07% (Liquidity Facility Bank of America NA) (b)(d)	10,000	10,000
Austin Wtr. & Wastewtr. Sys. Rev. Participating VRDN Series EGL 00 4303, 1.08% (Liquidity Facility Citibank NA, New York) (b)(d)	5,000	5,000
Bexar County Health Facilities Dev. Corp. Rev. (Warm Springs Rehabilitation Proj.) Series 1997, 1.06%, LOC JPMorgan Chase Bank, VRDN (b)	4,300	4,300
Canutillo Independent School District Participating VRDN Series PT 1936, 1.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,860	4,860
Comal Independent School District Participating VRDN Series PT 1676, 1.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,010	6,010
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN Series EGL 01 4310, 1.08% (Liquidity Facility Citibank NA, New York) (b)(d)	6,290	6,290
Dallas County Util. & Reclamation District Rev. Participating VRDN Series PA 1136R, 1.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,570	6,570
Dallas Fort Worth Reg'l. Arpt. Rev. Participating VRDN Series EGL 00 C4308, 1.08% (Liquidity Facility Citibank NA, New York) (b)(d)	10,705	10,705
Dallas Wtr. & Swr. Sys. Rev. Series B, 1% 4/7/04, CP	15,687	15,687
Eanes Independent School District Participating VRDN Series PT 1681, 1.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,465	3,465
Edinburg Consolidated Independent School District Participating VRDN Series SGA 106, 1.09% (Liquidity Facility Societe Generale) (b)(d)	2,485	2,485
Frisco Gen. Oblig. Participating VRDN:
Series MSTC 01 170, 1.09% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	13,105	13,105

	Principal Amount (000s)	Value (Note 1) (000s)
Series PT 1905, 1.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 4,145	$ 4,145
Harlandale Independent School District Participating VRDN Series SGA 100, 1.09% (Liquidity Facility Societe Generale) (b)(d)	7,480	7,480
Harris County Flood District Cont. Ctfs. of Prtn.:
0.93% 4/12/04, LOC Landesbank Hessen-Thuringen, CP	5,000	5,000
1% 4/12/04, LOC Landesbank Hessen-Thuringen, CP	400	400
1% 7/14/04, LOC Landesbank Hessen-Thuringen, CP	3,300	3,300
Harris County Gen. Oblig. Participating VRDN:
Series EGL 01 4305, 1.08% (Liquidity Facility Citibank NA, New York) (b)(d)	4,500	4,500
Series PA 02 1095, 1.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	11,185	11,185
Harris County Health Facilities Dev. Corp. Rev. (Saint Dominic Village Proj.) Series 2000, 1.06%, LOC JPMorgan Chase Bank, VRDN (b)	5,000	5,000
Harris County-Houston Sports Auth. Spl. Rev. (Rodeo Proj.) Series 2001 C, 1.07% (MBIA Insured), VRDN (b)	11,300	11,300
Houston Arpt. Sys. Rev. Participating VRDN:
Series EGL 01 4306, 1.08% (Liquidity Facility Citibank NA, New York) (b)(d)	8,910	8,910
Series SG 03 161, 1.08% (Liquidity Facility Societe Generale) (b)(d)	3,900	3,900
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Participating VRDN Series EGL 01 4303, 1.08% (Liquidity Facility Citibank NA, New York) (b)(d)	7,500	7,500
Houston Independent School District Bonds:
0% 8/15/04 (Permanent School Fund of Texas Guaranteed)	11,445	11,395
1.05%, tender 6/3/04 (Permanent School Fund of Texas Guaranteed) (b)	15,300	15,299
Houston Wtr. & Swr. Sys. Rev. Participating VRDN:
Series BA 02 F, 1.1% (Liquidity Facility Bank of America NA) (b)(d)	6,525	6,525
Series MSTC 01 111, 1.13% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	6,000	6,000
Series SG 120, 1.07% (Liquidity Facility Societe Generale) (b)(d)	7,705	7,705
Kendleton Higher Ed. Fin. Corp. Ltd. Oblig. Rev. (Dallas Theological Seminary Proj.) Series 2003 A, 1.05%, LOC Bank One NA, Chicago, VRDN (b)	3,700	3,700
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Leander Independent School District Participating VRDN Series EGL 03 39, 1.08% (Liquidity Facility Citibank NA, New York) (b)(d)	$ 10,000	$ 10,000
Lower Colorado River Auth. Rev. Participating VRDN:
Series EGL 00 4302, 1.08% (Liquidity Facility Citibank NA, New York) (b)(d)	5,880	5,880
Series EGL 99 4302, 1.08% (Liquidity Facility Citibank NA, New York) (b)(d)	6,000	6,000
Lower Colorado River Auth. Transmission Contract Rev. Participating VRDN Series ROC II R4530, 1.08% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	1,900	1,900
Mansfield Independent School District Participating VRDN Series PA 1174, 1.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	10,080	10,080
Mission Consolidated Independent School District Participating VRDN Series SGA 105, 1.09% (Liquidity Facility Societe Generale) (b)(d)	6,000	6,000
North Central Health Facilities Dev. Corp. Rev. Participating VRDN Series PT 913, 1.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,530	4,530
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Participating VRDN Series SG 168, 1.07% (Liquidity Facility Societe Generale) (b)(d)	6,100	6,100
Northside Independent School District Bonds 1.02%, tender 6/15/04 (Permanent School Fund of Texas Guaranteed) (b)	4,700	4,700
Nueces River Indl. Dev. Auth. Poll. Cont. Rev. Bonds (San Miguel Elec. Coop., Inc. Proj.) Series 1984, 1.04% tender 4/7/04 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	5,340	5,340
Odessa Wtr. & Swr. Rev. Participating VRDN Series EGL 01 4307, 1.08% (Liquidity Facility Citibank NA, New York) (b)(d)	2,085	2,085
Rockwall Independent School District Participating VRDN Series MSTC 01 123, 1.13% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	4,000	4,000
San Antonio Elec. & Gas Systems Rev.:
Participating VRDN:
Series PT 1977, 1.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,355	7,355
Series SG 105, 1.07% (Liquidity Facility Societe Generale) (b)(d)	44,800	44,800
Series A, 0.99% 4/5/04, CP	6,800	6,800

	Principal Amount (000s)	Value (Note 1) (000s)
1.06% (Liquidity Facility Bank of America NA), VRDN (b)	$ 52,900	$ 52,900
San Antonio Hotel Occupancy Tax Rev. Participating VRDN Series SG 51, 1.07% (Liquidity Facility Societe Generale) (b)(d)	6,250	6,250
San Antonio Independent School District:
Bonds Series AAB 01 28, 1.12%, tender 4/7/04 (Liquidity Facility ABN-AMRO Bank NV) (b)(d)	3,400	3,400
Participating VRDN Series PT 1600, 1.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	12,210	12,210
San Antonio Wtr. Sys. Rev. Participating VRDN:
Series Merlots 00 VV, 1.1% (Liquidity Facility Wachovia Bank NA) (b)(d)	2,300	2,300
Series MSTC 01 132, 1.13% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	1,600	1,600
Schertz/Seguin Local Govt. Corp. Contract Rev. Participating VRDN Series MSTC 01 114, 1.09% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	9,995	9,995
Socorro Independent School District Participating VRDN Series EGL 00 4306, 1.08% (Liquidity Facility Citibank NA, New York) (b)(d)	5,900	5,900
Tarrant Reg'l. Wtr. District Wtr. Rev. Participating VRDN Series PT 1703, 1.07% (Liquidity Facility WestLB AG) (b)(d)	4,380	4,380
Texas Gen. Oblig. TRAN 2% 8/31/04	107,200	107,572
Texas Wtr. Dev. Board Rev. 1.08% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	9,360	9,360
Travis County Health Facilities Dev. Corp. Rev. Participating VRDN Series PT 677, 1.09% (Liquidity Facility Svenska Handelsbanken AB) (b)(d)	4,995	4,995
Tyler Health Facilities Dev. Corp. Hosp. Rev. Bonds Series PT 833, 1.25%, tender 8/19/04 (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)(e)	5,800	5,800
Univ. of Texas Univ. Revs.:
Participating VRDN Series PT 1698, 1.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	495	495
Series 2002 A, 1% 4/7/04 (Liquidity Facility Utmico), CP	3,000	3,000
West Harris County Reg'l. Wtr. Auth. Wtr. Sys. Rev. Participating VRDN Series SGA 148, 1.09% (Liquidity Facility Societe Generale) (b)(d)	4,000	4,000
		606,163
Utah - 0.8%
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Bonds Series PT 383, 1.05%, tender 4/29/04 (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)(e)	9,995	9,995
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Utah - continued
Intermountain Pwr. Agcy. Pwr. Supply Rev.: - continued
Series 1997 B2, 0.97% 4/7/04, CP	$ 17,000	$ 17,000
Weber County Hosp. Rev. (IHC Health Services, Inc. Proj.) Series C, 1.12% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	7,000	7,000
		33,995
Vermont - 0.2%
Vermont Edl. & Health Bldgs. Fing. Agcy. Rev. Bonds (Middlebury College Proj.) 1.15%, tender 5/1/04 (b)	8,675	8,675
Virginia - 1.2%
Chesterfield County Indl. Dev. Auth. Rev. Participating VRDN Series PT 886, 1.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,300	4,300
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.):
Series 1984, 1.08% tender 6/9/04, CP mode	3,000	3,000
Series 1987, 1.1% tender 8/13/04, CP mode	1,600	1,600
1.08% tender 6/1/04, CP mode	2,200	2,200
Univ. of Virginia Univ. Revs Participating VRDN Series MS 856, 1.07% (Liquidity Facility Morgan Stanley) (b)(d)	3,000	3,000
Upper Occoquan Swr. Auth. Reg'l. Swr. Rev. Participating VRDN Series MSTC 01 159, 1.13% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	11,495	11,495
Virginia College Bldg. Auth. Edl. Facilities Rev. Participating VRDN:
Series MS 01 721, 1.07% (Liquidity Facility Morgan Stanley) (b)(d)	5,080	5,080
Series Putters 134, 1.07% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(d)	7,405	7,405
Virginia Commonwealth Trans. Board Trans. Rev. Participating VRDN Series MS 01 727, 1.07% (Liquidity Facility Morgan Stanley) (b)(d)	3,800	3,800
Virginia Pub. School Auth. Participating VRDN Series Putters 139, 1.07% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(d)	12,755	12,755
		54,635
Washington - 4.2%
Clark County School District #114, Evergreen Participating VRDN Series PT 1575, 1.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,160	5,160
Energy Northwest Elec. Rev. Participating VRDN:
Series PA 825, 1.08% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,245	6,245

	Principal Amount (000s)	Value (Note 1) (000s)
Series PT 1978, 1.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 6,660	$ 6,660
Series Putters 256, 1.07% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,545	4,545
Series ROC II R4524, 1.08% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	5,110	5,110
1.07% (Liquidity Facility BNP Paribas SA) (b)(d)	4,520	4,520
Everett Gen. Oblig. 1.1%, LOC Bank of America NA, VRDN (b)	2,600	2,600
Grant County Pub. Util. District #2 Elec. Rev. Participating VRDN Series PA 952, 1.08% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	10,495	10,495
King & Snohomish Counties School District #417 Northshore Participating VRDN Series PT 1789, 1.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,530	5,530
King County Swr. Rev. Participating VRDN Series Merlots 00 E, 1.1% (Liquidity Facility Wachovia Bank NA) (b)(d)	1,800	1,800
Port of Seattle Rev. Series 2001 A1, 0.98% 8/20/04, LOC Bank of America NA, CP	3,490	3,490
Seattle Drain & Wastewtr. Rev. Participating VRDN Series PT 1604, 1.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,840	8,840
Seattle Muni. Lt. & Pwr. Rev. Participating VRDN Series SGA 85, 1.13% (Liquidity Facility Societe Generale) (b)(d)	16,600	16,600
Snohomish County Hsg. Auth. Hsg. Rev. (Ebey Arms Centerhouse Proj.) 1.1%, LOC Bank of America NA, VRDN (b)	3,100	3,100
Spokane County School District #81 Participating VRDN Series ROC II R4000, 1.08% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	3,595	3,595
Spokane Pub. Facilities District Hotel & Motel Tax & Sales Use Tax Rev. Participating VRDN Series ROC RR II R2041, 1.08% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	3,995	3,995
Washington Gen. Oblig. Participating VRDN:
Series EGL 00 4703, 1.08% (Liquidity Facility Citibank NA, New York) (b)(d)	14,140	14,140
Series EGL 00 4704, 1.08% (Liquidity Facility Citibank NA, New York) (b)(d)	3,065	3,065
Series EGL 00 4705, 1.08% (Liquidity Facility Citibank NA, New York) (b)(d)	8,235	8,235
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Washington - continued
Washington Gen. Oblig. Participating VRDN: - continued
Series EGL 96 4701, 1.08% (Liquidity Facility Citibank NA, New York) (b)(d)	$ 4,015	$ 4,015
Series MS 00 388, 1.07% (Liquidity Facility Morgan Stanley) (b)(d)	12,145	12,145
Series MS 00 390, 1.07% (Liquidity Facility Morgan Stanley) (b)(d)	7,960	7,960
Series PT 1942, 1.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	9,510	9,510
Series PT 2095, 1.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,935	3,935
Series RobIns 6, 1.11% (Liquidity Facility Bank of New York, New York) (b)(d)	13,095	13,095
Series SGA 34, 1.09% (Liquidity Facility Societe Generale) (b)(d)	5,080	5,080
Series SGA 36, 1.09% (Liquidity Facility Societe Generale) (b)(d)	2,000	2,000
Washington Health Care Facilities Auth. Rev. Participating VRDN Series FRRI 02 L45J, 1.08% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	7,045	7,045
Washington Higher Ed. Facilities Auth. Rev. (Univ. of Puget Sound Proj.) Series 2001, 1.17%, VRDN (b)	5,300	5,300
		187,810
West Virginia - 0.2%
Cabell County Life Care Facilities Rev. (Foster Foundation Prog.) Series 1998, 1.12%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)	4,320	4,320
Elkins Bldg. Commission Rev. (Davis & Elkins College Proj.) 1.12%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)	5,090	5,090
		9,410
Wisconsin - 0.7%
Oak Creek Poll. Cont. Rev. (Wisconsin Elec. Pwr. Co. Proj.) Series 1986, 1.18%, VRDN (b)	3,900	3,900
Wisconsin Health & Edl. Facilities Auth. Rev.:
Participating VRDN:
Series PT 917, 1.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,700	8,700
Series RobIns 03 A, 1.1% (Liquidity Facility Bank of New York, New York) (b)(d)	7,512	7,512

	Principal Amount (000s)	Value (Note 1) (000s)
(Riverview Hosp. Assoc. Proj.) Series 2001, 1.17%, LOC U.S. Bank NA, Minnesota, VRDN (b)	$ 7,800	$ 7,800
Wisconsin Hsg. & Econ. Dev. Auth. Hsg. Rev. Bonds Series 2003 E, 1.25%, tender 1/5/05 (FSA Insured) (b)	5,905	5,905
		33,817
Wyoming - 0.4%
Platte County Poll. Cont. Rev. Series 1984 B, 1.15%, LOC Nat'l. Rural Utils. Coop. Fin. Corp., VRDN (b)	8,000	8,000
Wyoming Ed. Fund RAN 1.5% 6/29/04	9,200	9,212
		17,212
	Shares
Fidelity Tax-Free Cash Central Fund, 1.03% (a)(c)	132,008,000	132,008
TOTAL INVESTMENT PORTFOLIO - 98.5%		4,420,345
NET OTHER ASSETS - 1.5%		67,332
NET ASSETS - 100%		$ 4,487,677
Total Cost for Income Tax Purposes $ 4,420,345
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end will be available upon request.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.
(d) Provides evidence of ownership in one or more underlying municipal bonds.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $309,415,000 or 6.9% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Allegheny County Hosp. Dev. Auth. Rev. Bonds Series PT 762, 1.25%, tender 8/26/04 (Liquidity Facility Landesbank Hessen-Thuringen)	6/19/03 - 9/4/03	$ 78,485
Bessemer Med. Clinic Board Rev. Bonds Series PT 909, 1.15%, tender 3/3/05 (Liquidity Facility Merrill Lynch & Co., Inc.)	2/5/04	$ 16,270
California Dept. of Wtr. Resources Pwr. Supply Rev. Bonds Series PT 795, 1.05%, tender 7/8/04 (Liquidity Facility Merrill Lynch & Co., Inc.)	5/15/03	$ 9,990
California Gen. Oblig. Bonds: Series FRRI 03 F5J, 1.15%, tender 6/15/04 (Liquidity Facility Lehman Brothers Hldgs., Inc.)	6/19/03	$ 77,400
Series LB 03 F8J, 1.05%, tender 6/1/04 (Liquidity Facility Lehman Brothers Hldgs., Inc.)	6/20/03	$ 77,500
Intermountain Pwr. Agcy. Pwr. Supply Rev. Bonds Series PT 383, 1.05%, tender 4/29/04 (Liquidity Facility Merrill Lynch & Co., Inc.)	1/16/02	$ 9,995
Minnesota Hsg. Fin. Agcy. Bonds (Residential Hsg. Fin. Prog.) Series PT 114, 1.35%, tender 12/9/04 (Liquidity Facility Merrill Lynch & Co., Inc.)	10/3/01 - 3/26/03	$ 16,210
Orange County Tourist Dev. Tax Rev. Bonds Series MS 817, 1.15%, tender 4/22/04 (Liquidity Facility Morgan Stanley)	4/23/03	$ 7,315
Tobacco Settlement Fing. Corp. Bonds Series PT 875, 1.35%, tender 12/9/04 (Liquidity Facility Landesbank Hessen-Thuringen)	11/17/03	$ 10,450
Tyler Health Facilities Dev. Corp. Hosp. Rev. Bonds Series PT 833, 1.25%, tender 8/19/04 (Liquidity Facility Merrill Lynch & Co., Inc.)	7/10/03	$ 5,800
Income Tax Information
The fund hereby designates approximately $396,000 as a capital gain dividend for the purpose of the dividend paid deduction.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Tax-Exempt Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	March 31, 2004

Assets
Investment in securities, at value - See accompanying schedule		$ 4,420,345
Cash		13,410
Receivable for investments sold Regular delivery		47,273
Delayed delivery		8,574
Interest receivable		14,835
Prepaid expenses		17
Receivable from investment adviser for expense reductions		105
Other receivables		19
Total assets		4,504,578

Liabilities
Payable for investments purchased	$ 14,480
Payable for fund shares redeemed	480
Distributions payable	992
Accrued management fee	745
Distribution fees payable	66
Other affiliated payables	101
Other payables and accrued expenses	37
Total liabilities		16,901

Net Assets		$ 4,487,677
Net Assets consist of:
Paid in capital		$ 4,486,540
Accumulated net realized gain (loss) on investments		1,137
Net Assets		$ 4,487,677
Calculation of Maximum Offering Price

Class I: Net Asset Value, offering price and redemption price per share ($4,043,604 ÷ 4,041,878 shares)		$ 1.00

Class II: Net Asset Value, offering price and redemption price per share ($219,806 ÷ 219,762 shares)		$ 1.00

Class III: Net Asset Value, offering price and redemption price per share ($162,342 ÷ 162,274 shares)		$ 1.00

Select Class: Net Asset Value, offering price and redemption price per share ($61,925 ÷ 61,893 shares)		$ 1.00

Statement of Operations

Amounts in thousands	Year ended March 31, 2004

Investment Income
Interest		$ 43,941

Expenses
Management fee	$ 8,265
Transfer agent fees	610
Distribution fees	677
Accounting fees and expenses	427
Non-interested trustees' compensation	22
Custodian fees and expenses	71
Registration fees	94
Audit	58
Legal	11
Miscellaneous	16
Total expenses before reductions	10,251
Expense reductions	(1,697)	8,554
Net investment income		35,387
Net realized gain (loss) on investment securities		1,615
Net increase in net assets resulting from operations		$ 37,002

See accompanying notes which are an integral part of the financial statements.

Annual Report

Tax-Exempt Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended March 31, 2004	Year ended March 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 35,387	$ 37,770
Net realized gain (loss)	1,615	668
Net increase (decrease) in net assets resulting from operations	37,002	38,438
Distributions to shareholders from net investment income	(35,387)	(37,770)
Distributions to shareholders from net realized gain	(396)	-
Total distributions	(35,783)	(37,770)
Share transactions - net increase (decrease)	868,064	708,166
Total increase (decrease) in net assets	869,283	708,834

Net Assets
Beginning of period	3,618,394	2,909,560
End of period	$ 4,487,677	$ 3,618,394

Financial Highlights - Class I

Years ended March 31,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.009	.013	.022	.039	.033
Net realized and unrealized gain (loss)C	-	-	-	-	-
Total from investment operations	.009	.013	.022	.039	.033
Distributions from net investment income	(.009)	(.013)	(.022)	(.039)	(.033)
Distributions from net realized gain	-C	-	-	-	-
Total distributions	(.009)	(.013)	(.022)	(.039)	(.033)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	.89%	1.30%	2.22%	4.02%	3.38%
Ratios to Average Net AssetsB
Expenses before expense reductions	.23%	.24%	.23%	.25%	.25%
Expenses net of voluntary waivers, if any	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.19%	.19%	.18%	.19%	.20%
Net investment income	.88%	1.28%	2.10%	3.93%	3.32%
Supplemental Data
Net assets, end of period (in millions)	$ 4,044	$ 3,337	$ 2,753	$ 1,852	$ 1,825

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class II

Years ended March 31,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.007	.011	.020	.038	.032
Net realized and unrealized gain (loss)C	-	-	-	-	-
Total from investment operations	.007	.011	.020	.038	.032
Distributions from net investment income	(.007)	(.011)	(.020)	(.038)	(.032)
Distributions from net realized gain	-C	-	-	-	-
Total distributions	(.007)	(.011)	(.020)	(.038)	(.032)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	.74%	1.15%	2.07%	3.86%	3.22%
Ratios to Average Net AssetsB
Expenses before expense reductions	.38%	.39%	.38%	.40%	.40%
Expenses net of voluntary waivers, if any	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.34%	.34%	.33%	.34%	.35%
Net investment income	.73%	1.13%	2.00%	3.82%	3.13%
Supplemental Data
Net assets, end of period (in millions)	$ 220	$ 55	$ 44	$ 16	$ 26

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

Financial Highlights - Class III

Years ended March 31,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.006	.010	.019	.037	.031
Net realized and unrealized gain (loss)C	-	-	-	-	-
Total from investment operations	.006	.010	.019	.037	.031
Distributions from net investment income	(.006)	(.010)	(.019)	(.037)	(.031)
Distributions from net realized gain	-C	-	-	-	-
Total distributions	(.006)	(.010)	(.019)	(.037)	(.031)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	.64%	1.05%	1.96%	3.76%	3.12%
Ratios to Average Net AssetsB
Expenses before expense reductions	.48%	.49%	.48%	.50%	.50%
Expenses net of voluntary waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.44%	.44%	.43%	.44%	.45%
Net investment income	.63%	1.02%	1.87%	3.64%	3.14%
Supplemental Data
Net assets, end of period (in millions)	$ 162	$ 123	$ 113	$ 84	$ 218

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Select Class

Years ended March 31,	2004	2003	2002D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.008	.012	.003
Net realized and unrealized gain (loss)F	-	-	-
Total from investment operations	.008	.012	.003
Distributions from net investment income	(.008)	(.012)	(.003)
Distributions from net realized gain	-F	-	-
Total distributions	(.008)	(.012)	(.003)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00
Total ReturnB,C	.84%	1.24%	.26%
Ratios to Average Net AssetsE
Expenses before expense reductions	.28%	.29%	.28%A
Expenses net of voluntary waivers, if any	.25%	.25%	.25%A
Expenses net of all reductions	.24%	.24%	.23%A
Net investment income	.83%	1.23%	1.32%A
Supplemental Data
Net assets, end of period (in 000s)	$ 61,925	$ 103,950	$ 100

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period January 17, 2002 (commencement of sale of shares) to March 31, 2002.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

1. Significant Accounting Policies.

Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio (formerly Domestic Portfolio), Money Market Portfolio and Tax-Exempt Portfolio (the funds) are funds of Colchester Street Trust (the trust). Each fund is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Each fund offers Class I, Class II, Class III and Select Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of each fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. The Treasury Only Portfolio realized a loss on the sale of investments not meeting the investment restrictions of the fund. The loss was fully reimbursed by the fund's investment adviser. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain funds, non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of each applicable fund or are invested in a cross-section of other Fidelity money market funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, each fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Income dividends and capital gain distributions are declared separately for each class. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. There were no significant book-to-tax differences during the period. The Tax-Exempt Portfolio purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. Certain funds may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations, corporate obligations and mortgage loan obligations which may be below investment-grade quality, and equity securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. Each fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable fund's Schedule of Investments. Each fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable fund's Schedule of Investments.

3. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provides the funds with investment management related services for which the funds pay a monthly management fee that is based on an annual rate of .20% of average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate Distribution and Service Plans for Class II, Class III and Select Class shares. Class II, Class III and Select Class of each fund pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a Service fee based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the funds and providing shareholder support services. For the period, the Service fee rates were as follows:

Class II	.15%
Class III	.25%
Select Class	.05%

The following amounts were paid to and retained by FDC:

	Paid to FDC	Retained by FDC
Treasury Only Portfolio: Class II	$ 255	$ -
Class III	315	-
Select Class	4	-
	$ 574	$ -
Treasury Portfolio: Class II	$ 331	$ 1
Class III	9,783	-
Select Class	9	-
	$ 10,123	$ 1
Government Portfolio: Class II	$ 1,099	$ 4
Class III	2,634	-
Select Class	77	-
	$ 3,810	$ 4
Prime Money Market Portfolio: Class II	$ 242	$ 1
Class III	2,502	-
Select Class	105	-
	$ 2,849	$ 1
Money Market Portfolio: Class II	$ 334	$ 3
Class III	1,006	-
Select Class	11	-
	$ 1,351	$ 3
Tax-Exempt Portfolio: Class II	$ 232	$ 1
Class III	413	-
Select Class	32	-
	$ 677	$ 1

Annual Report

3. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for the funds except for Tax-Exempt Portfolio. Citibank, N.A. (Citibank) is the custodian, transfer and shareholder servicing agent for Tax-Exempt Portfolio. Citibank has entered into a sub-arrangement with FIIOC to perform the activities associated with the transfer and shareholder servicing agent functions for Tax-Exempt Portfolio. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. Each class pays a transfer agent fee equal to an annual rate of ..015% of their month end net assets. For the period the total transfer agent fees paid by each class to FIIOC were as follows.

Amount
Treasury Only Portfolio - Class I	$ 188
Treasury Only Portfolio - Class II	27
Treasury Only Portfolio - Class III	21
Treasury Only Portfolio - Select Class	1
$ 237
Treasury Portfolio - Class I	$ 755
Treasury Portfolio - Class II	32
Treasury Portfolio - Class III	608
Treasury Portfolio - Select Class	3
$ 1,398
Government Portfolio - Class I	$ 1,057
Government Portfolio - Class II	121
Government Portfolio - Class III	168
Government Portfolio - Select Class	27
$ 1,373
Prime Money Market Portfolio - Class I	$ 881
Prime Money Market Portfolio - Class II	26
Prime Money Market Portfolio - Class III	169
Prime Money Market Portfolio - Select Class	27
$ 1,103
Money Market Portfolio - Class I	$ 2,612
Money Market Portfolio - Class II	38
Money Market Portfolio - Class III	69
Money Market Portfolio - Select Class	4
$ 2,723
Tax-Exempt Portfolio - Class I	$ 554
Tax-Exempt Portfolio - Class II	23
Tax-Exempt Portfolio - Class III	23
Tax-Exempt Portfolio - Select Class	10
$ 610

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the accounting records for the funds except for Tax-Exempt Portfolio. Citibank has entered into a sub-arrangement with FSC to maintain Tax-Exempt Portfolio's accounting records. The fee is based on the level of average net assets for the month.

Central Funds. The funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the funds are recorded as income in the accompanying financial statements. Distributions from the Central Funds are noted in the table below:

Income Distributions
Tax-Exempt Portfolio	$ 195

Annual Report

Notes to Financial Statements - continued

3. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding each applicable fund's participation in the program is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

4. Expense Reductions.

FMR agreed to reimburse certain funds to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Treasury Only Portfolio
Class I	.20%	$ 406
Class II	.35%	61
Class III	.45%	46
Select Class	.25%	3
Treasury Portfolio
Class I	.20%	$ 1,341
Class II	.35%	61
Class III	.45%	1,070
Select Class	.25%	5
Government Portfolio
Class I	.20%	$ 1,852
Class II	.35%	215
Class III	.45%	297
Select Class	.25%	46
Prime Money Market Portfolio
Class I	.20%	$ 1,686
Class II	.35%	51
Class III	.45%	317
Select Class	.25%	55
Money Market Portfolio
Class I	.18%	$ 7,835
Class II	.33%	107
Class III	.43%	187
Select Class	.23%	10
Tax-Exempt Portfolio
Class I	.20%	$ 1,239
Class II	.35%	52
Class III	.45%	56
Select Class	.25%	22

Annual Report

4. Expense Reductions - continued

In addition, through arrangements with each applicable fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction	Accounting expense reduction
Treasury Only Portfolio	$ 3		$-
Prime Money Market Portfolio	2		-
Money Market Portfolio	4		-
Tax-Exempt Portfolio	71		$ 220
Class I		$ 33
Class II		2
Class III		1
Select Class		1

5. Other Information.

At the end of the period, FMR or its affiliates and certain unaffiliated shareholders each were owners of record of more than 10% of the outstanding shares of the following funds:

	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
Treasury Only Portfolio	-	2	21%
Treasury Portfolio	-	1	36%
Government Portfolio	-	1	13%
Prime Money Market Portfolio	-	1	15%
Money Market Portfolio	21%	1	10%

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended March 31,
	2004	2003
From net investment income
Treasury Only Portfolio - Class I	$ 9,845	$ 17,908
Treasury Only Portfolio - Class II	1,253	2,773
Treasury Only Portfolio - Class III	805	2,321
Treasury Only Portfolio - Select Class	75	136
Total	$ 11,978	$ 23,138
Treasury Portfolio - Class I	$ 43,936	$ 73,536
Treasury Portfolio - Class II	1,654	3,912
Treasury Portfolio - Class III	25,579	52,466
Treasury Portfolio - Select Class	156	246
Total	$ 71,325	$ 130,160
Government Portfolio - Class I	$ 63,371	$ 130,530
Government Portfolio - Class II	5,983	10,654
Government Portfolio - Class III	7,479	15,867
Government Portfolio - Select Class	1,469	1,766
Total	$ 78,302	$ 158,817
Prime Money Market Portfolio - Class I	$ 53,990	$ 95,455
Prime Money Market Portfolio - Class II	1,362	7,529
Prime Money Market Portfolio - Class III	7,471	17,331
Prime Money Market Portfolio - Select Class	1,978	1,901
Total	$ 64,801	$ 122,216
Money Market Portfolio - Class I	$ 176,846	$ 275,579
Money Market Portfolio - Class II	1,925	3,732
Money Market Portfolio - Class III	3,140	8,699
Money Market Portfolio - Select Class	212	224
Total	$ 182,123	$ 288,234

Annual Report

Notes to Financial Statements - continued

6. Distributions to Shareholders - continued

	Years ended March 31,
	2004	2003
Tax-Exempt Portfolio - Class I	$ 32,702	$ 35,708
Tax-Exempt Portfolio - Class II	1,115	553
Tax-Exempt Portfolio - Class III	1,037	1,069
Tax-Exempt Portfolio - Select Class	533	440
Total	$ 35,387	$ 37,770
From net realized gain
Tax-Exempt Portfolio - Class I	$ 361	$ -
Tax-Exempt Portfolio - Class II	13	-
Tax-Exempt Portfolio - Class III	14	-
Tax-Exempt Portfolio - Select Class	8	-
Total	$ 396	$ -

7. Share Transactions.

Transactions for each class of shares were as follows:

	Years ended March 31,
	2004	2003
Treasury Only Portfolio - Class I Shares sold	3,357,008	3,284,471
Reinvestment of distributions	3,670	9,122
Shares redeemed	(3,553,970)	(3,317,320)
Net increase(decrease)	(193,292)	(23,727)
Treasury Only Portfolio - Class II Shares sold	958,587	1,294,284
Reinvestment of distributions	850	1,618
Shares redeemed	(1,065,716)	(1,257,476)
Net increase(decrease)	(106,279)	38,426
Treasury Only Portfolio - Class III Shares sold	446,145	584,272
Reinvestment of distributions	461	1,081
Shares redeemed	(455,061)	(684,847)
Net increase(decrease)	(8,455)	(99,494)
Treasury Only Portfolio - Select Class Shares sold	46,258	60,458
Reinvestment of distributions	74	129
Shares redeemed	(54,840)	(46,088)
Net increase(decrease)	(8,508)	14,499
Treasury Portfolio - Class I Shares sold	63,746,352	61,133,521
Reinvestment of distributions	15,475	28,777
Shares redeemed	(64,276,612)	(60,480,213)
Net increase(decrease)	(514,785)	682,085
Treasury Portfolio - Class II Shares sold	3,134,372	2,491,666
Reinvestment of distributions	347	404
Shares redeemed	(3,177,425)	(2,587,698)
Net increase(decrease)	(42,706)	(95,628)
Treasury Portfolio - Class III Shares sold	17,166,344	17,666,591
Reinvestment of distributions	5,160	11,062
Shares redeemed	(16,977,667)	(18,260,070)
Net increase(decrease)	193,837	(582,417)

Annual Report

7. Share Transactions - continued

	Years ended March 31,
	2004	2003
Treasury Portfolio - Select Class Shares sold	212,174	119,869
Reinvestment of distributions	60	55
Shares redeemed	(113,037)	(117,799)
Net increase(decrease)	99,197	2,125
Government Portfolio - Class I Shares sold	41,770,328	62,601,344
Reinvestment of distributions	34,155	67,086
Shares redeemed	(43,708,859)	(63,344,191)
Net increase(decrease)	(1,904,376)	(675,761)
Government Portfolio - Class II Shares sold	7,418,034	7,265,411
Reinvestment of distributions	3,311	7,363
Shares redeemed	(7,479,716)	(7,273,744)
Net increase(decrease)	(58,371)	(970)
Government Portfolio - Class III Shares sold	5,264,187	7,461,533
Reinvestment of distributions	2,444	7,428
Shares redeemed	(5,023,922)	(7,928,940)
Net increase(decrease)	242,709	(459,979)
Government Portfolio - Select Class Shares sold	883,213	1,474,376
Reinvestment of distributions	28	8
Shares redeemed	(1,116,951)	(1,201,983)
Net increase(decrease)	(233,710)	272,401
Prime Money Market Portfolio - Class I Shares sold	64,210,612	69,716,027
Reinvestment of distributions	33,909	54,752
Shares redeemed	(62,525,414)	(72,118,974)
Net increase(decrease)	1,719,107	(2,348,195)
Prime Money Market Portfolio - Class II Shares sold	1,405,205	3,184,027
Reinvestment of distributions	1,162	4,236
Shares redeemed	(1,418,970)	(3,886,029)
Net increase(decrease)	(12,603)	(697,766)
Prime Money Market Portfolio - Class III Shares sold	8,854,461	10,890,121
Reinvestment of distributions	6,271	14,899
Shares redeemed	(9,150,244)	(11,124,454)
Net increase(decrease)	(289,512)	(219,434)
Prime Money Market Portfolio - Select Class Shares sold	3,088,724	1,723,889
Reinvestment of distributions	565	1,057
Shares redeemed	(3,109,490)	(1,595,618)
Net increase(decrease)	(20,201)	129,328
Money Market Portfolio - Class I Shares sold	108,883,751	105,505,578
Reinvestment of distributions	116,413	180,819
Shares redeemed	(106,483,468)	(106,398,693)
Net increase(decrease)	2,516,696	(712,296)
Money Market Portfolio - Class II Shares sold	3,830,016	3,986,654
Reinvestment of distributions	1,726	3,567
Shares redeemed	(3,777,422)	(4,160,812)
Net increase(decrease)	54,320	(170,591)

Annual Report

Notes to Financial Statements - continued

7. Share Transactions - continued

	Years ended March 31,
	2004	2003
Money Market Portfolio - Class III Shares sold	2,389,588	3,410,477
Reinvestment of distributions	2,664	7,182
Shares redeemed	(2,374,949)	(3,762,938)
Net increase(decrease)	17,303	(345,279)
Money Market Portfolio - Select Class Shares sold	835,954	341,969
Reinvestment of distributions	61	168
Shares redeemed	(698,784)	(317,965)
Net increase(decrease)	137,231	24,172
Tax-Exempt Portfolio - Class I Shares sold	18,403,664	13,884,442
Reinvestment of distributions	18,474	16,517
Shares redeemed	(17,716,244)	(13,317,759)
Net increase(decrease)	705,894	583,200
Tax-Exempt Portfolio - Class II Shares sold	699,362	427,146
Reinvestment of distributions	649	462
Shares redeemed	(535,058)	(416,711)
Net increase(decrease)	164,953	10,897
Tax-Exempt Portfolio - Class III Shares sold	1,058,814	681,376
Reinvestment of distributions	708	876
Shares redeemed	(1,020,262)	(672,019)
Net increase(decrease)	39,260	10,233
Tax-Exempt Portfolio - Select Class Shares sold	426,189	308,588
Reinvestment of distributions	518	413
Shares redeemed	(468,750)	(205,165)
Net increase(decrease)	(42,043)	103,836

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Colchester Street Trust and Shareholders of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, Money Market Portfolio and Tax-Exempt Portfolio:

We have audited the accompanying statements of assets and liabilities of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, Money Market Portfolio, and Tax-Exempt Portfolio (the Funds), funds of Colchester Street Trust, including the portfolios of investments, as of March 31, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States ). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of the Funds as of March 31, 2004, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

May 21, 2004

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for William O. McCoy, each of the Trustees oversees 292 funds advised by FMR or an affiliate. Mr. McCoy oversees 294 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 1991

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (42)**

Year of Election or Appointment: 2001

Senior Vice President of Treasury Only Portfolio (2001), Treasury Portfolio (2001), Government Portfolio (2001), Prime Money Market Portfolio (2001), Money Market Portfolio (2001), and Tax-Exempt Portfolio (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (52)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Trustees and Officers - continued

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (61)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), The Dow Chemical Company (2000), and Northrop Grumman Corporation (global defense technology, 2003). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Robert M. Gates (60)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001), and Brinker International (restaurant management, 2003). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (67)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002) and Compaq (1994-2002).

Donald J. Kirk (71)

Year of Election or Appointment: 1991

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (57)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (60)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Co-Chairman and a Director of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (70)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he served as CEO until April 1998 and retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (70)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board (2000), CEO (2002), a position he previously held from 1995-2000, Chairman of the Executive Committee (2000), and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Trustees and Officers - continued

Advisory Board Members and Executive Officers:

Correspondence intended for Ms. Small may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Colchester Street Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Cornelia M. Small (59)

Year of Election or Appointment: 2004

Member of the Advisory Board of Colchester Street Trust. Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

Dwight D. Churchill (50)

Year of Election or Appointment: 2000

Vice President of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, Money Market Portfolio, and Tax-Exempt Portfolio. He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

David L. Murphy (56)

Year of Election or Appointment: 2002

Vice President of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, Money Market Portfolio, and Tax-Exempt Portfolio. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002) and Vice President of certain Asset Allocation Funds (2003). He serves as Senior Vice President (2000) and Money Market Group Leader (2002) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of FIMM (2003) and a Vice President of FMR (2000). Previously, Mr. Murphy served as Bond Group Leader (2000-2002) and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002). Mr. Murphy joined Fidelity in 1989 as a portfolio manager in the Bond Group.

Norman Lind (47)

Year of Election or Appointment: 2003

Vice President of Tax-Exempt Portfolio. Mr. Lind also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Lind managed a variety of Fidelity funds.

James K. Miller (40)

Year of Election or Appointment: 2003

Vice President of Money Market Portfolio and Prime Money Market Portfolio. Mr. Miller also serves as vice president of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Miller worked as a taxable credit analyst and manager.

Eric D. Roiter (55)

Year of Election or Appointment: 1998

Secretary of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, Money Market Portfolio, and Tax-Exempt Portfolio. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management, Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (44)

Year of Election or Appointment: 2003

Assistant Secretary of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, Money Market Portfolio, and Tax-Exempt Portfolio. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.

Christine Reynolds (45)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, Money Market Portfolio, and Tax-Exempt Portfolio. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (53)

Year of Election or Appointment: 2002

Chief Financial Officer of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, Money Market Portfolio, and Tax-Exempt Portfolio. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, Money Market Portfolio, and Tax-Exempt Portfolio. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

Kimberley H. Monasterio (40)

Year of Election or Appointment: 2004

Deputy Treasurer of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, Money Market Portfolio, and Tax-Exempt Portfolio. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

John H. Costello (57)

Year of Election or Appointment: 1986, 1987, 1989, 1990

Assistant Treasurer of Treasury Only Portfolio (1990), Treasury Portfolio (1987), Government Portfolio (1986), Prime Money Market Portfolio (1989), Money Market Portfolio (1986), and Tax-Exempt Portfolio (1986). Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2002

Assistant Treasurer of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, Money Market Portfolio, and Tax-Exempt Portfolio. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Peter L. Lydecker (50)

Year of Election or Appointment: 2004

Assistant Treasurer of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, Money Market Portfolio, and Tax-Exempt Portfolio. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (48)

Year of Election or Appointment: 2002

Assistant Treasurer of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, Money Market Portfolio, and Tax-Exempt Portfolio. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Thomas J. Simpson (45)

Year of Election or Appointment: 1996

Assistant Treasurer of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, Money Market Portfolio, and Tax-Exempt Portfolio. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

The Board of Trustees of Tax-Exempt Portfolio voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities.

	Pay Date	Record Date	Capital Gains
Class I	05/17/2004	05/14/2004	$.00015
Class II	05/17/2004	05/14/2004	$.00015
Class III	05/17/2004	05/14/2004	$.00015
Select Class	05/17/2004	05/14/2004	$.00015

During fiscal year ended March 31, 2004, 100% of Tax-Exempt's income dividends was free from federal income tax.

The fund will notify shareholders in January 2005 of amounts for use in preparing 2004 income tax returns.

Annual Report

Annual Report

Investment Advisor

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisor

Fidelity Investments Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
Treasury Only Portfolio, Treasury Portfolio,
Government Portfolio, Prime Money Market Portfolio
and Money Market Portfolio
Citibank, N.A.
New York, NY
Tax-Exempt Portfolio

Custodians

The Bank of New York
New York, NY
Treasury Only Portfolio, Treasury Portfolio,
Government Portfolio, Prime Money Market Portfolio
and Money Market Portfolio
Citibank, N.A.
New York, NY
Tax-Exempt Portfolio

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

FIMM-UANN-0504 372277
1.701843.106

Item 2. Code of Ethics

As of the end of the period, March 31, 2004, Colchester Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles and Donald J. Kirk are each audit committee financial experts, as defined in Item 3 of Form N-CSR. Ms. Knowles and Mr. Kirk are each independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended March 31, 2004 and March 31, 2003, the aggregate Audit Fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for Government Portfolio, Money Market Portfolio, Prime Money Market Portfolio, Tax-Exempt Portfolio, Treasury Only Portfolio and Treasury Portfolio (the funds) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2004A	2003A
Government Portfolio	$37,000	$22,000
Money Market Portfolio	$45,000	$24,000
Prime Money Market Portfolio	$35,000	$21,000
Tax-Exempt Portfolio	$32,000	$20,000
Treasury Only Portfolio	$21,000	$16,000
Treasury Portfolio	$29,000	$19,000
All funds in the Fidelity Group of Funds audited by Deloitte Entities	$4,200,000	$2,500,000
A	Aggregate amounts may reflect rounding.

(b) Audit-Related Fees.

In each of the fiscal years ended March 31, 2004 and March 31, 2003, the aggregate Audit-Related Fees billed by Deloitte Entities for services rendered for assurance and related services to each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2004A, B	2003 A, B
Government Portfolio	$0	$0
Money Market Portfolio	$0	$0
Prime Money Market Portfolio	$0	$0
Tax-Exempt Portfolio	$0	$0
Treasury Only Portfolio	$0	$0
Treasury Portfolio	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended March 31, 2004 and March 31, 2003, the aggregate Audit-Related Fees that were billed by Deloitte Entities that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the funds ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2004 A, B	2003A, B
Deloitte Entities	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent accountant. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended March 31, 2004 and March 31, 2003, the aggregate Tax Fees billed by Deloitte Entities for professional services rendered for tax compliance, tax advice, and tax planning for each fund is shown in the table below.

Fund	2004A, B	2003A, B
Government Portfolio	$3,300	$3,100
Money Market Portfolio	$3,300	$3,100
Prime Money Market Portfolio	$3,300	$3,100
Tax-Exempt Portfolio	$3,300	$3,100
Treasury Only Portfolio	$3,300	$3,100
Treasury Portfolio	$3,300	$3,100
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended March 31, 2004 and March 31, 2003, the aggregate Tax Fees billed by Deloitte Entities that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2004A, B	2003A, B
Deloitte Entities	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent accountant's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended March 31, 2004 and March 31, 2003, the aggregate Other Fees billed by Deloitte Entities for all other non-audit services rendered to the funds is shown in the table below.

Fund	2004A, B	2003A, B
Government Portfolio	$0	$0
Money Market Portfolio	$0	$0
Prime Money Market Portfolio	$0	$0
Tax-Exempt Portfolio	$0	$0
Treasury Only Portfolio	$0	$0
Treasury Portfolio	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended March 31, 2004 and March 31, 2003, the aggregate Other Fees billed by Deloitte Entities that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2004A, B	2003A, B
Deloitte Entities	$550,000	$650,000
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent accountant relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Audit Committee to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2004 and March 31, 2003 on behalf of each fund.

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2004 and March 31, 2003 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

Tax Fees:

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2004 and March 31, 2003 on behalf of each fund.

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2004 and March 31, 2003 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

All Other Fees:

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2004 and March 31, 2003 on behalf of each fund.

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2004 and March 31, 2003 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

(f) According to Deloitte Entities for the fiscal year ended March 31, 2004, the percentage of hours spent on the audit of each fund's financial statements for the most recent fiscal year that were attributed to work performed by persons who are not full-time, permanent employees of Deloitte Entities is as follows:

Fund	2004
Government Portfolio	0%
Money Market Portfolio	0%
Prime Money Market Portfolio	0%
Tax-Exempt Portfolio	0%
Treasury Only Portfolio	0%
Treasury Portfolio	0%

(g) For the fiscal years ended March 31, 2004 and March 31, 2003, the aggregate fees billed by Deloitte Entities of $1,800,000A,B and $1,650,000A,B for non-audit services rendered on behalf of the funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2004A,B	2003A,B
Covered Services	$600,000	$700,000
Non-Covered Services	$1,200,000	$950,000
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the funds, taking into account representations from Deloitte Entities, in accordance with Independence Standards Board Standard No.1, regarding its independence from the funds and their related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 10. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the trust's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 11. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Colchester Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	May 27, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	May 27, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	May 27, 2004